                                                [Logo RiverSource(SM) Annuities]

AMERICAN CENTURION LIFE
ACL PERSONAL PORTFOLIO PLUS(2)
ACL PERSONAL PORTFOLIO
    VARIABLE ANNUITY

2005 ANNUAL REPORT

45066 M (5/06)              Issued by: American Centurion Life Assurance Company

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio (comprised of 27 subaccounts of ACL Variable Annuity Account 2, referred to in Note 1) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                               Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2006


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    ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  1
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

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                        AIM VI        AIM VI       AIM VI       AC VP        AC VP
                                                                       CORE EQ,     INTL GRO,   PREMIER EQ,   INC & GRO,      VAL,
DECEMBER 31, 2005                                                       SER I         SER I        SER I         CL I         CL I
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                          $  600,963     $201,241     $449,438     $284,730     $219,521
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from American Centurion Life for contract
 purchase payments                                                            --           --           --            4           --
Receivable for share redemptions                                               2          119            4           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             600,965      201,360      449,442      284,734      219,521
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Centurion Life for:
    Mortality and expense risk fee                                           625          211          475          296          229
    Administrative charge                                                     75           25           57           35           27
    Contract terminations                                                      2          119            4           --           --
Payable for investments purchased                                             --           --           --            4           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            702          355          536          335          256
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                600,263      201,005      448,906      284,323      219,265
Net assets applicable to contracts in payment period                          --           --           --           76           --
Net assets applicable to seed money                                           --           --           --           --           --
Total net assets                                                      $  600,263     $201,005     $448,906     $284,399     $219,265
====================================================================================================================================
(1) Investment shares                                                     25,627        8,685       20,136       37,913       26,771
(2) Investments, at cost                                              $  652,690     $178,161     $562,720     $259,917     $176,565
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                                   JANUS ASPEN
                                                                      JANUS ASPEN   WORLD GRO,     OPCAP        OPCAP        OPCAP
DECEMBER 31, 2005 (CONTINUED)                                          BAL, INST       INST          EQ        MANAGED       SM CAP
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                          $3,201,963     $526,589     $130,729     $784,745     $207,038
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from American Centurion Life for contract
 purchase payments                                                            --           --           --           --           50
Receivable for share redemptions                                              19            8           17            1           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           3,201,982      526,597      130,746      784,746      207,088
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Centurion Life for:
    Mortality and expense risk fee                                         3,361          554          137          826          215
    Administrative charge                                                    403           66           16           99           26
    Contract terminations                                                     19            8           17            1           --
Payable for investments purchased                                             --           --           --           --           50
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          3,783          628          170          926          291
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              3,197,719      525,190      130,576      783,820      206,797
Net assets applicable to contracts in payment period                         480          779           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                      $3,198,199     $525,969     $130,576     $783,820     $206,797
====================================================================================================================================
(1) Investment shares                                                    124,396       18,834        3,406       18,216        6,619
(2) Investments, at cost                                              $3,067,967     $695,978     $115,176     $751,941     $176,342
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


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2  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
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

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                       OPPEN        OPPEN        PUT VT       PUT VT        PUT VT
                                                                     CAP APPR       HI INC      DIV INC,     DIV INC,     GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                                           VA            VA         CL IA        CL IB         CL IA
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                        $  719,974     $322,823     $160,610     $500,918     $  482,970
Dividends receivable                                                        --           --           --           --             --
Accounts receivable from American Centurion Life for
 contract purchase payments                                                  2           32           --           44             --
Receivable for share redemptions                                            --           --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           719,976      322,855      160,610      500,962        482,970
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Centurion Life for:
    Mortality and expense risk fee                                         752          331          165          518            510
    Administrative charge                                                   90           40           20           62             61
    Contract terminations                                                   --           --           --           --             --
Payable for investments purchased                                            2           32           --           44             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          844          403          185          624            571
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              719,132      322,452      160,425      500,338        482,399
Net assets applicable to contracts in payment period                        --           --           --           --             --
Net assets applicable to seed money                                         --           --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $  719,132     $322,452     $160,425     $500,338     $  482,399
====================================================================================================================================
(1) Investment shares                                                   18,691       38,249       18,128       57,182         18,218
(2) Investments, at cost                                            $  738,901     $350,029     $175,459     $519,962     $  471,780
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                      PUT VT       PUT VT       PUT VT       PUT VT        PUT VT
                                                                    GRO & INC,    HI YIELD,    HI YIELD,     NEW OPP,      VOYAGER,
DECEMBER 31, 2005 (CONTINUED)                                         CL IB         CL IA        CL IB        CL IA         CL IB
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                        $1,297,942     $212,516     $252,664     $143,096     $  838,867
Dividends receivable                                                        --           --           --           --             --
Accounts receivable from American Centurion Life for
 contract purchase payments                                                 --           --           23           --             --
Receivable for share redemptions                                            --           --           --           --              4
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         1,297,942      212,516      252,687      143,096        838,871
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Centurion Life for:
    Mortality and expense risk fee                                       1,343          220          262          151            883
    Administrative charge                                                  164           26           32           18            106
    Contract terminations                                                   --           --           --           --              4
Payable for investments purchased                                           --           --           23           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        1,507          246          317          169            993
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            1,296,117      212,270      252,370      142,927        837,878
Net assets applicable to contracts in payment period                        --           --           --           --             --
Net assets applicable to seed money                                        318           --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $1,296,435     $212,270     $252,370     $142,927     $  837,878
====================================================================================================================================
(1) Investment shares                                                   49,258       27,671       33,158        7,636         29,382
(2) Investments, at cost                                            $1,225,607     $273,830     $294,320     $194,510     $1,262,599
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


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    ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  3
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

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                  ------------------------------------------------------------------
                                                                    RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                         BAL       CASH MGMT      DIV BOND      INTL OPP     LG CAP EQ
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                      $1,363,195     $901,336     $1,418,883     $151,108     $  958,091
Dividends receivable                                                      --        2,590          4,631           --             --
Accounts receivable from American Centurion Life for
 contract purchase payments                                                8           --             71           --             20
Receivable for share redemptions                                          --           --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       1,363,203      903,926      1,423,585      151,108        958,111
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     1,437          890          1,366          156            972
    Administrative charge                                                172          109            175           19            119
    Contract terminations                                                 --           --             --           79             75
Payable for investments purchased                                         --           --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      1,609          999          1,541          254          1,166
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          1,361,594      898,887      1,417,963      150,498        956,945
Net assets applicable to contracts in payment period                      --           --             --           --             --
Net assets applicable to seed money                                       --        4,040          4,081          356             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                  $1,361,594     $902,927     $1,422,044     $150,854     $  956,945
====================================================================================================================================
(1) Investment shares                                                 91,996      901,658        135,444       13,960         43,582
(2) Investments, at cost                                          $1,497,893     $901,336     $1,444,264     $161,216     $1,019,253
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                                        ----------------------------
                                                                                                             RVS VP       RVS VP
DECEMBER 31, 2005 (CONTINUED)                                                                                NEW DIM   STRATEGY AGGR
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                                                                 $139,761       $241,295
Dividends receivable                                                                                               --             --
Accounts receivable from American Centurion Life for
 contract purchase payments                                                                                        36             --
Receivable for share redemptions                                                                                   --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                  139,797        241,295
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Centurion Life for:
    Mortality and expense risk fee                                                                                143            247
    Administrative charge                                                                                          17             30
    Contract terminations                                                                                          --             38
Payable for investments purchased                                                                                  --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 160            315
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                                     139,003        240,980
Net assets applicable to contracts in payment period                                                               --             --
Net assets applicable to seed money                                                                               634             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                             $139,637       $240,980
====================================================================================================================================
(1) Investment shares                                                                                           8,855         27,646
(2) Investments, at cost                                                                                     $155,733       $340,240
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


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4  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
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

STATEMENTS OF OPERATIONS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                         AIM VI         AIM VI       AIM VI       AC VP      AC VP
                                                                         CORE EQ,      INTL GRO,  PREMIER EQ,  INC & GRO,    VAL,
YEAR ENDED DECEMBER 31, 2005                                              SER I          SER I       SER I        CL I       CL I
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                         $   8,919      $  1,239    $   3,788     $ 6,235   $  1,987
Variable account expenses                                                   8,778         2,997        6,737       4,178      3,097
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                               141        (1,758)      (2,949)      2,057     (1,110)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                   116,877        73,940      118,369      52,488     24,072
    Cost of investments sold                                              131,016        73,489      155,988      49,267     19,825
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          (14,139)          451      (37,619)      3,221      4,247
Distributions from capital gains                                               --            --           --          --     22,989
Net change in unrealized appreciation or depreciation of investments       36,369        31,863       57,924       3,646    (18,602)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             22,230        32,314       20,305       6,867      8,634
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $  22,371      $ 30,556    $  17,356     $ 8,924   $  7,524
====================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                     JANUS ASPEN
                                                                       JANUS ASPEN    WORLD GRO,     OPCAP       OPCAP       OPCAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                BAL, INST        INST          EQ       MANAGED     SM CAP
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                         $  73,978      $  7,562    $     564     $11,102   $     --
Variable account expenses                                                  46,592         7,727        1,842      12,238      2,890
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            27,386          (165)      (1,278)     (1,136)    (2,890)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                   646,907       119,363       24,295     262,190     49,024
    Cost of investments sold                                              645,093       167,694       22,522     257,267     44,396
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                            1,814       (48,331)       1,773       4,923      4,628
Distributions from capital gains                                               --            --           --      30,005     28,800
Net change in unrealized appreciation or depreciation of investments      172,883        69,461        6,189      (1,533)   (35,660)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            174,697        21,130        7,962      33,395     (2,232)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $ 202,083      $ 20,965    $   6,684     $32,259   $ (5,122)
====================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                          OPPEN        OPPEN         PUT VT      PUT VT    PUT VT
                                                                         CAP APPR      HI INC       DIV INC,    DIV INC,  GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                    VA           VA          CL IA       CL IB      CL IA
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                         $   6,988      $ 22,798    $  21,882     $38,879   $ 12,738
Variable account expenses                                                  10,188         4,634        3,400       7,461      8,258
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            (3,200)       18,164       18,482      31,418      4,480
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                   115,414        57,417      180,095      91,754    381,778
    Cost of investments sold                                              125,734        63,133      198,298      94,146    388,803
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          (10,320)       (5,716)     (18,203)     (2,392)    (7,025)
Distributions from capital gains                                               --            --           --          --         --
Net change in unrealized appreciation or depreciation of investments       37,572       (10,169)       4,292     (20,674)    21,318
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             27,252       (15,885)     (13,911)    (23,066)    14,293
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $  24,052      $  2,279    $   4,571     $ 8,352   $ 18,773
====================================================================================================================================

See accompanying notes to financial statements


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    ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  5
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
                                                                           PUT VT      PUT VT      PUT VT      PUT VT       PUT VT
                                                                         GRO & INC,   HI YIELD,   HI YIELD,    NEW OPP,     VOYAGER,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                   CL IB       CL IA        CL IB       CL IA        CL IB
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                          $  22,859    $ 29,946    $  21,572    $   770     $  5,908
Variable account expenses                                                   19,270       4,201        3,680      2,488       12,079
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                              3,589      25,745       17,892     (1,718)      (6,171)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                    337,619     175,837       36,298     95,647      165,727
    Cost of investments sold                                               333,933     231,903       42,215    142,031      263,515
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                             3,686     (56,066)      (5,917)   (46,384)     (97,788)
Distributions from capital gains                                                --          --           --         --           --
Net change in unrealized appreciation or depreciation of investments        41,431      35,446       (7,641)    60,246      138,161
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                              45,117     (20,620)     (13,558)    13,862       40,373
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          $  48,706    $  5,125    $   4,334    $12,144     $ 34,202
====================================================================================================================================

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
                                                                           RVS VP     RVS VP       RVS VP      RVS VP       RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                     BAL     CASH MGMT    DIV BOND    INTL OPP    LG CAP EQ
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                          $  42,137    $ 22,309    $  55,712    $ 2,165     $ 10,620
Variable account expenses                                                   23,179      11,394       19,800      2,220       12,584
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                             18,958      10,915       35,912        (55)      (1,964)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                    674,229     391,840      298,955     47,606      222,666
    Cost of investments sold                                               734,664     391,840      304,084     56,320      285,551
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                           (60,435)         --       (5,129)    (8,714)     (62,885)
Distributions from capital gains                                            43,142          --           --         --           --
Net change in unrealized appreciation or depreciation of investments        33,208          --      (19,172)    25,877      115,049
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                              15,915          --      (24,301)    17,163       52,164
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          $  34,873    $ 10,915    $  11,611    $17,108     $ 50,200
====================================================================================================================================

                                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                                        ----------------------------
                                                                                                            RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                                    NEW DIM    STRATEGY AGGR
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                                                             $   832       $    203
Variable account expenses                                                                                     1,977          3,756
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                              (1,145)        (3,553)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                                                      24,125        100,106
    Cost of investments sold                                                                                 28,063        154,406
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                             (3,938)       (54,300)
Distributions from capital gains                                                                                 --             --
Net change in unrealized appreciation or depreciation of investments                                          4,716         74,538
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                  778         20,238
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                             $  (367)      $ 16,685
====================================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                        AIM VI      AIM VI       AIM VI       AC VP        AC VP
                                                                       CORE EQ,    INTL GRO,   PREMIER EQ,  INC & GRO,      VAL,
YEAR ENDED DECEMBER 31, 2005                                            SER I       SER I        SER I         CL I         CL I
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) --- net                                      $     141    $  (1,758)   $  (2,949)   $   2,057    $  (1,110)
Net realized gain (loss) on sales of investments                        (14,139)         451      (37,619)       3,221        4,247
Distributions from capital gains                                             --           --           --           --       22,989
Net change in unrealized appreciation or depreciation of investments     36,369       31,863       57,924        3,646      (18,602)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          22,371       30,556       17,356        8,924        7,524
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                  180          120          120          180          120
Net transfers(1)                                                         (8,843)     (17,052)     (16,562)      18,781        3,872
Contract terminations:
    Surrender benefits and contract charges                             (84,274)     (44,620)     (64,247)     (38,722)     (17,129)
    Death benefits                                                           --           --      (16,834)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (92,937)     (61,552)     (97,523)     (19,761)     (13,137)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         670,829      232,001      529,073      295,236      224,878
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 600,263    $ 201,005    $ 448,906    $ 284,399    $ 219,265
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  626,548      206,523      555,986      256,130      144,376
Contract purchase payments                                                  171          108          130          161           79
Net transfers(1)                                                         (8,005)     (14,433)     (16,844)      16,177        2,543
Contract terminations:
    Surrender benefits and contract charges                             (78,837)     (38,338)     (68,208)     (33,363)     (11,090)
    Death benefits                                                           --           --      (18,266)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        539,877      153,860      452,798      239,105      135,908
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
    ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  7
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                                    JANUS ASPEN
                                                                      JANUS ASPEN    WORLD GRO,     OPCAP       OPCAP        OPCAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                               BAL, INST        INST          EQ       MANAGED      SM CAP
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) --- net                                       $   27,386     $   (165)   $ (1,278)   $  (1,136)   $ (2,890)
Net realized gain (loss) on sales of investments                            1,814      (48,331)      1,773        4,923       4,628
Distributions from capital gains                                               --           --          --       30,005      28,800
Net change in unrealized appreciation or depreciation of investments      172,883       69,461       6,189       (1,533)    (35,660)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           202,083       20,965       6,684       32,259      (5,122)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                    120          120         120          120         120
Net transfers(1)                                                         (187,356)     (23,669)      7,502       55,781       4,472
Contract terminations:
    Surrender benefits and contract charges                              (275,609)     (59,952)    (15,535)    (203,754)    (21,363)
    Death benefits                                                       (116,030)     (11,479)         --       (6,714)         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (578,875)     (94,980)     (7,913)    (154,567)    (16,771)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         3,574,991      599,984     131,805      906,128     228,690
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $3,198,199     $525,969    $130,576    $ 783,820    $206,797
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  2,463,791      557,604     117,581      736,312     120,515
Contract purchase payments                                                     85          114         109           98          71
Net transfers(1)                                                         (125,714)     (22,413)      6,471       45,669       2,111
Contract terminations:
    Surrender benefits and contract charges                              (188,056)     (56,570)    (13,805)    (163,231)    (12,149)
    Death benefits                                                        (79,579)     (10,582)         --       (5,328)         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        2,070,527      468,153     110,356      613,520     110,548
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Centurion Life's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                      -------------------------------------------------------------
                                                                         OPPEN       OPPEN        PUT VT      PUT VT        PUT VT
                                                                        CAP APPR     HI INC      DIV INC,     DIV INC,    GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                   VA          VA         CL IA        CL IB         CL IA
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) --- net                                      $  (3,200)   $  18,164    $  18,482    $  31,418    $   4,480
Net realized gain (loss) on sales of investments                        (10,320)      (5,716)     (18,203)      (2,392)      (7,025)
Distributions from capital gains                                             --           --           --           --           --
Net change in unrealized appreciation or depreciation of investments     37,572      (10,169)       4,292      (20,674)      21,318
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          24,052        2,279        4,571        8,352       18,773
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                  120          360           --          780           --
Net transfers(1)                                                         (5,137)      (3,444)      (9,395)      (4,062)      68,814
Contract terminations:
    Surrender benefits and contract charges                             (58,596)     (21,807)    (154,693)     (71,085)    (339,143)
    Death benefits                                                      (17,241)          --       (1,803)          --       (6,288)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (80,854)     (24,891)    (165,891)     (74,367)    (276,617)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         775,934      345,064      321,745      566,353      740,243
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 719,132    $ 322,452    $ 160,425    $ 500,338    $ 482,399
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  585,865      266,402      239,782      412,027      557,896
Contract purchase payments                                                   94          282           --          572           --
Net transfers(1)                                                         (3,512)      (3,094)      (6,945)      (2,898)      51,319
Contract terminations:
    Surrender benefits and contract charges                             (44,661)     (16,865)    (114,063)     (51,495)    (255,021)
    Death benefits                                                      (13,862)          --       (1,346)          --       (4,669)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        523,924      246,725      117,428      358,206      349,525
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
    ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  9
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                          PUT VT       PUT VT     PUT VT      PUT VT       PUT VT
                                                                        GRO & INC,   HI YIELD,   HI YIELD,    NEW OPP,     VOYAGER,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                   CL IB       CL IA       CL IB       CL IA        CL IB
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) --- net                                       $     3,589   $  25,745   $  17,892   $  (1,718)   $  (6,171)
Net realized gain (loss) on sales of investments                             3,686     (56,066)     (5,917)    (46,384)     (97,788)
Distributions from capital gains                                                --          --          --          --           --
Net change in unrealized appreciation or depreciation of investments        41,431      35,446      (7,641)     60,246      138,161
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             48,706       5,125       4,334      12,144       34,202
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                     180          --         360          --          120
Net transfers(1)                                                           (92,373)    (11,979)     (2,598)     (5,361)     (46,296)
Contract terminations:
    Surrender benefits and contract charges                               (168,879)   (141,195)    (25,006)    (83,165)     (66,379)
    Death benefits                                                         (40,361)    (12,349)         --          --      (17,250)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            (301,433)   (165,523)    (27,244)    (88,526)    (129,805)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          1,549,162     372,668     275,280     219,309      933,481
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 1,296,435   $ 212,270   $ 252,370   $ 142,927    $ 837,878
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                   1,331,870     304,092     207,077     205,758      882,665
Contract purchase payments                                                     161          --         275          --          120
Net transfers(1)                                                           (78,977)     (9,708)     (1,910)     (4,680)     (43,168)
Contract terminations:
    Surrender benefits and contract charges                               (148,368)   (114,758)    (18,711)    (77,795)     (63,391)
    Death benefits                                                         (34,872)     (9,856)         --          --      (16,029)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,069,814     169,770     186,731     123,283      760,197
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                         RVS VP        RVS VP      RVS VP      RVS VP       RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                   BAL       CASH MGMT    DIV BOND    INTL OPP    LG CAP EQ
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) --- net                                       $   18,958    $  10,915   $   35,912   $    (55)   $  (1,964)
Net realized gain (loss) on sales of investments                          (60,435)          --       (5,129)    (8,714)     (62,885)
Distributions from capital gains                                           43,142           --           --         --           --
Net change in unrealized appreciation or depreciation of investments       33,208           --      (19,172)    25,877      115,049
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            34,873       10,915       11,611     17,108       50,200
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                    120      324,971       14,439        120      495,223
Net transfers(1)                                                         (117,383)     309,105       69,202    (12,557)       5,506
Contract terminations:
    Surrender benefits and contract charges                              (473,891)    (125,480)    (217,765)   (32,637)    (172,150)
    Death benefits                                                        (40,406)          --       (1,735)        --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (631,560)     508,596     (135,859)   (45,074)     328,579
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         1,958,281      383,416    1,546,292    178,820      578,166
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $1,361,594    $ 902,927   $1,422,044   $150,854    $ 956,945
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  1,723,941      377,586    1,384,964    182,249      567,909
Contract purchase payments                                                    108      324,985       13,774        125      486,627
Net transfers(1)                                                         (103,483)     283,754       60,845    (12,594)       5,212
Contract terminations:
    Surrender benefits and contract charges                              (416,191)    (114,257)    (183,441)   (32,961)    (167,697)
    Death benefits                                                        (34,730)          --       (1,475)        --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        1,169,645      872,068    1,274,667    136,819      892,051
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  11
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                         --------------------------------
                                                                           RVS VP               RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                   NEW DIM          STRATEGY AGGR
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Investment income (loss) --- net                                         $  (1,145)           $  (3,553)
Net realized gain (loss) on sales of investments                            (3,938)             (54,300)
Distributions from capital gains                                                --                   --
Net change in unrealized appreciation or depreciation of investments         4,716               74,538
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               (367)              16,685
=========================================================================================================
---------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Contract purchase payments                                                     120                  120
Net transfers(1)                                                             6,017              (10,429)
Contract terminations:
    Surrender benefits and contract charges                                (16,460)             (78,182)
    Death benefits                                                              --                   --
---------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (10,323)             (88,491)
---------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            150,327              312,786
---------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $ 139,637            $ 240,980
=========================================================================================================
---------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                     140,517              409,441
Contract purchase payments                                                     119                  166
Net transfers(1)                                                             5,987              (13,394)
Contract terminations:
    Surrender benefits and contract charges                                (16,024)            (103,207)
    Death benefits                                                              --                   --
---------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           130,599              293,006
=========================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                          AIM VI      AIM VI      AIM VI        AC VP       AC VP
                                                                         CORE EQ,    INTL GRO,  PREMIER EQ,   INC & GRO,     VAL,
YEAR ENDED DECEMBER 31, 2004                                              SER I        SER I       SER I         CL I        CL I
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $   (3,866)   $ (1,763)   $  (5,312)   $      235   $   (811)
Net realized gain (loss) on sales of investments                          (30,655)    (12,734)     (45,195)       (2,024)     7,637
Distributions from capital gains                                               --          --           --            --      1,775
Net change in unrealized appreciation or depreciation of investments       83,999      58,553       71,642        32,542     17,724
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            49,478      44,056       21,135        30,753     26,325
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                  1,348         501          499         1,045        505
Net transfers(1)                                                          (34,527)    (21,112)     (26,996)      (21,197)   (16,636)
Contract terminations:
    Surrender benefits and contract charges                              (117,484)    (28,016)     (73,078)      (44,506)   (17,260)
    Death benefits                                                             --          --       (4,653)           --         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (150,663)    (48,627)    (104,228)      (64,658)   (33,391)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           772,014     236,572      612,166       329,141    231,944
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  670,829    $232,001    $ 529,073    $  295,236   $224,878
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                    774,747     257,511      670,922       318,255    167,893
Contract purchase payments                                                  1,347         512          540           995        352
Net transfers(1)                                                          (33,928)    (22,221)     (29,606)      (20,147)   (11,719)
Contract terminations:
    Surrender benefits and contract charges                              (115,618)    (29,279)     (80,490)      (42,973)   (12,150)
    Death benefits                                                             --          --       (5,380)           --         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          626,548     206,523      555,986       256,130    144,376
====================================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                                   JANUS ASPEN
                                                                      JANUS ASPEN   WORLD GRO,     OPCAP        OPCAP       OPCAP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                               BAL, INST       INST          EQ        MANAGED      SM CAP
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $   28,252    $ (2,549)   $    (523)   $    1,444   $ (3,113)
Net realized gain (loss) on sales of investments                          (32,526)    (43,077)        (841)       (6,094)    12,321
Distributions from capital gains                                               --          --           --            --         --
Net change in unrealized appreciation or depreciation of investments      251,233      63,440       13,787        88,573     24,702
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           246,959      17,814       12,423        83,923     33,910
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                  7,216       1,241          499         1,256        501
Net transfers(1)                                                          (88,395)    (37,117)     (17,011)      (66,415)   (38,205)
Contract terminations:
    Surrender benefits and contract charges                              (468,948)    (43,772)      (9,616)     (172,634)   (19,103)
    Death benefits                                                        (43,513)         --           --            --         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (593,640)    (79,648)     (26,128)     (237,793)   (56,807)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         3,921,672     661,818      145,510     1,059,998    251,587
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $3,574,991    $599,984    $ 131,805    $  906,128   $228,690
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  2,892,352     635,546      143,259       940,746    154,090
Contract purchase payments                                                  5,268       1,235          484         1,106        284
Net transfers(1)                                                          (64,192)    (36,590)     (16,683)      (57,124)   (22,527)
Contract terminations:
    Surrender benefits and contract charges                              (337,852)    (42,587)      (9,479)     (148,416)   (11,332)
    Death benefits                                                        (31,785)         --           --            --         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        2,463,791     557,604      117,581       736,312    120,515
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  13
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                         OPPEN        OPPEN       PUT VT      PUT VT        PUT VT
                                                                        CAP APPR      HI INC      DIV INC,    DIV INC,    GRO & INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                   VA           VA         CL IA       CL IB        CL IA
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $   (8,362)   $  16,259      26,851      45,204         3,400
Net realized gain (loss) on sales of investments                          (13,929)     (3,262)     (8,091)     (3,100)      (22,423)
Distributions from capital gains                                               --          --          --          --            --
Net change in unrealized appreciation or depreciation of investments       61,918      11,168       6,812        (637)       88,586
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            39,627      24,165      25,572      41,467        69,563
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                  1,547       1,512          --       3,633            --
Net transfers(1)                                                          (19,448)     (1,258)     (6,711)    (15,793)      (83,296)
Contract terminations:
    Surrender benefits and contract charges                               (40,943)    (16,437)    (57,395)    (38,481)     (129,294)
    Death benefits                                                             --          --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            (58,844)    (16,183)    (64,106)    (50,641)     (212,590)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           795,151     337,082     360,279     575,527       883,270
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  775,934    $345,064    $321,745    $566,353    $  740,243
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                    633,045     279,626     290,122     450,864       730,973
Contract purchase payments                                                  1,259       1,237          --       2,799            --
Net transfers(1)                                                          (15,743)     (1,100)     (5,268)    (12,164)      (68,239)
Contract terminations:
    Surrender benefits and contract charges                               (32,696)    (13,361)    (45,072)    (29,472)     (104,838)
    Death benefits                                                             --          --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          585,865     266,402     239,782     412,027       557,896
====================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                         PUT VT       PUT VT      PUT VT      PUT VT       PUT VT
                                                                       GRO & INC,    HI YIELD,   HI YIELD,   NEW OPP,      VOYAGER,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                 CL IB        CL IA        CL IB      CL IA         CL IB
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $    2,753    $ 26,536    $ 18,767    $ (3,166)   $  (11,064)
Net realized gain (loss) on sales of investments                          (14,918)    (31,741)     (5,851)    (38,099)      (91,960)
Distributions from capital gains                                               --          --          --          --            --
Net change in unrealized appreciation or depreciation of investments      153,118      39,612      10,100      59,496       133,802
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           140,953      34,407      23,016      18,231        30,778
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                 38,845          --       1,509          --         1,255
Net transfers(1)                                                          (38,967)    (38,059)     (4,570)    (15,639)      (32,266)
Contract terminations:
    Surrender benefits and contract charges                              (161,305)    (60,597)    (14,801)    (38,210)      (82,718)
    Death benefits                                                        (33,259)         --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (194,686)    (98,656)    (17,862)    (53,849)     (113,729)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         1,602,895     436,917     270,126     254,927     1,016,432
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $1,549,162    $372,668    $275,280    $219,309    $  933,481
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  1,521,277     390,197     221,497     260,745       995,369
Contract purchase payments                                                 29,692          --       1,215          --         1,268
Net transfers(1)                                                          (39,672)    (33,203)     (3,786)    (15,990)      (31,697)
Contract terminations:
    Surrender benefits and contract charges                              (148,013)    (52,902)    (11,849)    (38,997)      (82,275)
    Death benefits                                                        (31,414)         --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        1,331,870     304,092     207,077     205,758       882,665
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
                                                                         RVS VP        RVS VP      RVS VP       RVS VP   RVS VP YEAR
ENDED DECEMBER 31, 2004 (CONTINUED)                                        BAL       CASH MGMT    DIV BOND     INTL OPP   LG CAP EQ
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $   17,087    $    (693)  $   35,172    $   (550)   $ (2,636)
Net realized gain (loss) on sales of investments                          (74,639)          --       (2,944)    (15,077)    (40,081)
Distributions from capital gains                                               --           --           --          --          --
Net change in unrealized appreciation or depreciation of investments      210,239           --       11,688      40,680      63,994
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           152,687         (693)      43,916      25,053      21,277
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                    963      741,758      399,672         796      73,460
Net transfers(1)                                                         (107,620)    (405,356)      82,916     (15,966)    (26,976)
Contract terminations:
    Surrender benefits and contract charges                              (252,981)     (12,310)    (106,499)    (18,568)    (57,253)
    Death benefits                                                        (31,154)          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (390,792)     324,092      376,089     (33,738)    (10,769)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         2,196,386       60,017    1,126,287     187,505     567,658
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $1,958,281    $ 383,416   $1,546,292    $178,820    $578,166
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                  2,089,591       52,961    1,012,009     221,658     583,669
Contract purchase payments                                                    907      745,740      389,775         565      71,579
Net transfers(1)                                                         (101,325)    (408,861)      75,968     (18,498)    (28,085)
Contract terminations:
    Surrender benefits and contract charges                              (236,100)     (12,254)     (92,788)    (21,476)    (59,254)
    Death benefits                                                        (29,132)          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        1,723,941      377,586    1,384,964     182,249     567,909
====================================================================================================================================


                                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                                     ----------------------------
                                                                                                         RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                                NEW DIM    STRATEGY AGGR
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                       $    (567)    $  (4,229)
Net realized gain (loss) on sales of investments                                                         (3,428)      (41,020)
Distributions from capital gains                                                                             --            --
Net change in unrealized appreciation or depreciation of investments                                      6,356        66,880
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                           2,361        21,631
=================================================================================================================================
---------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                                                  965         1,262
Net transfers(1)                                                                                         (2,162)      (10,942)
Contract terminations:
    Surrender benefits and contract charges                                                              (9,574)      (36,074)
    Death benefits                                                                                           --            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                          (10,771)      (45,754)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                         158,737       336,909
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                             $ 150,327     $ 312,786
=================================================================================================================================
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                                                  151,623       475,765
Contract purchase payments                                                                                  474         1,860
Net transfers(1)                                                                                         (2,087)      (16,004)
Contract terminations:
    Surrender benefits and contract charges                                                              (9,493)      (52,180)
    Death benefits                                                                                           --            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                        140,517       409,441
=================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  15
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

ACL Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of American Centurion Life Assurance Company (American Centurion Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for ACL Personal Portfolio Plus2 and ACL Personal Portfolio Variable Annuity contracts issued by American Centurion Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                             FUND
---------------------------------------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser I                  AIM V.I. Core Equity Fund, Series I Shares(1)
AIM VI Intl Gro, Ser I                 AIM V.I. International Growth Fund, Series I Shares
AIM VI Premier Eq, Ser I               AIM V.I. Premier Equity Fund, Series I Shares(1)
AC VP Inc & Gro, Cl I                  American Century VP Income & Growth, Class I
AC VP Val, Cl I                        American Century VP Value, Class I
Janus Aspen Bal, Inst                  Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen World Gro, Inst            Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
OpCap Eq                               OpCap Equity Portfolio
OpCap Managed                          OpCap Managed Portfolio
OpCap Sm Cap                           OpCap Small Cap Portfolio
Oppen Cap Appr VA                      Oppenheimer Capital Appreciation Fund/VA
Oppen Hi Inc VA                        Oppenheimer High Income Fund/VA
Put VT Div Inc, Cl IA                  Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB                  Putnam VT Diversified Income Fund - Class IB Shares
Put VT Gro & Inc, Cl IA                Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB                Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA                 Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB                 Putnam VT High Yield Fund - Class IB Shares
Put VT New Opp, Cl IA                  Putnam VT New Opportunities Fund - Class IA Shares
Put VT Voyager, Cl IB                  Putnam VT Voyager Fund - Class IB Shares
RVS VP Bal                             RiverSource(SM) Variable Portfolio - Balanced Fund
                                               (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                       RiverSource(SM) Variable Portfolio - Cash Management Fund
                                               (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Div Bond                        RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                                               (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Intl Opp                        RiverSource(SM) Variable Portfolio - International Opportunity Fund
                                               (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                       RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(2)
                                               (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP New Dim                         RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(2)
                                               (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP Strategy Aggr                   RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(3)
                                               (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
---------------------------------------------------------------------------------------------------------------------------

(1) AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.

(2) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(3) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.


--------------------------------------------------------------------------------
16  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of American Centurion Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of American Centurion Life.

CORPORATE CONSOLIDATION

Later this year, American Centurion Life plans to merge into one of its affiliates, IDS Life Insurance Company of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, the surviving life insurance company will be renamed to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Centurion Life and may result in additional amounts being transferred into the variable annuity account by American Centurion Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Centurion Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Centurion Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

American Centurion Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  17
--------------------------------------------------------------------------------

4. CONTRACT CHARGES

American Centurion Life deducts a contract administrative charge of $30 per year. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. WITHDRAWAL CHARGES

American Centurion Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product's prospectus. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $51,848 in 2005 and $61,946 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life.

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of American Centurion Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase.

The percentage range for each Fund is as follows:

FUND                                                                       PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                         0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                  0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                 0.610% to 0.535%
RiverSource(SM) Variable Portfolio - International Opportunity Fund        0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                 0.630% to 0.570%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund              0.650% to 0.575%
-----------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life, an affiliate of American Centurion Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                       PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                 0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund        0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund              0.060% to 0.030%
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                       PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                         0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                  0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                 0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund        0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                 0.050% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund              0.060% to 0.035%
-----------------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of American Centurion Life.

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

SUBACCOUNT                      FUND                                                                        PURCHASES
---------------------------------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser I           AIM V.I. Core Equity Fund, Series I Shares                                  $ 24,781
AIM VI Intl Gro, Ser I          AIM V.I. International Growth Fund, Series I Shares                           10,866
AIM VI Premier Eq, Ser I        AIM V.I. Premier Equity Fund, Series I Shares                                 18,429
AC VP Inc & Gro, Cl I           American Century VP Income & Growth, Class I                                  35,115
AC VP Val, Cl I                 American Century VP Value, Class I                                            33,070
Janus Aspen Bal, Inst           Janus Aspen Series Balanced Portfolio: Institutional Shares                   99,182
Janus Aspen World Gro, Inst     Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares           24,838
OpCap Eq                        OpCap Equity Portfolio                                                        15,257
OpCap Managed                   OpCap Managed Portfolio                                                      137,417
OpCap Sm Cap                    OpCap Small Cap Portfolio                                                     58,404
Oppen Cap Appr VA               Oppenheimer Capital Appreciation Fund/VA                                      32,202
Oppen Hi Inc VA                 Oppenheimer High Income Fund/VA                                               51,061
Put VT Div Inc, Cl IA           Putnam VT Diversified Income Fund - Class IA Shares                           32,871
Put VT Div Inc, Cl IB           Putnam VT Diversified Income Fund - Class IB Shares                           49,385
Put VT Gro & Inc, Cl IA         Putnam VT Growth and Income Fund - Class IA Shares                           110,212
Put VT Gro & Inc, Cl IB         Putnam VT Growth and Income Fund - Class IB Shares                            41,282
Put VT Hi Yield, Cl IA          Putnam VT High Yield Fund - Class IA Shares                                   36,305
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares                                   27,240
Put VT New Opp, Cl IA           Putnam VT New Opportunities Fund - Class IA Shares                             5,572
Put VT Voyager, Cl IB           Putnam VT Voyager Fund - Class IB Shares                                      30,740
RVS VP Bal                      RiverSource(SM) Variable Portfolio - Balanced Fund                           104,007
RVS VP Cash Mgmt                RiverSource(SM) Variable Portfolio - Cash Management Fund                    900,302
RVS VP Div Bond                 RiverSource(SM) Variable Portfolio - Diversified Bond Fund                   199,932
RVS VP Intl Opp                 RiverSource(SM) Variable Portfolio - International Opportunity Fund            2,519
RVS VP Lg Cap Eq                RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                   549,805
RVS VP New Dim                  RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   12,603
RVS VP Strategy Aggr            RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  8,006
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  19
--------------------------------------------------------------------------------

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2005:

                                                   AIM VI       AIM VI      AIM VI        AC VP       AC VP
                                                  CORE EQ,    INTL GRO,   PREMIER EQ,   INC & GRO,    VAL,
PRICE LEVEL                                        SER I        SER I        SER I        SER I        CL I
                                              ---------------------------------------------------------------
1.00%                                               $--          $--          $--          $--         $--
1.10%                                                --           --           --           --          --
1.15%                                                --           --           --           --          --
1.25%                                                --           --           --           --          --
1.30%                                                --           --           --           --          --
1.35%                                                --           --           --           --          --
1.40%                                              1.11         1.31         0.99         1.19         1.61
1.50%                                                --           --           --           --          --
1.55%                                                --           --           --           --          --
1.65%                                                --           --           --           --          --
1.70%                                                --           --           --           --          --
-------------------------------------------------------------------------------------------------------------

                                                             JANUS ASPEN
                                               JANUS ASPEN    WORLD GRO,     OPCAP       OPCAP       OPCAP
PRICE LEVEL                                     BAL, INST       INST           EQ       MANAGED      SM CAP
                                              ---------------------------------------------------------------
1.00%                                               $--          $--          $--          $--         $--
1.10%                                                --           --           --           --          --
1.15%                                                --           --           --           --          --
1.25%                                                --           --           --           --          --
1.30%                                                --           --           --           --          --
1.35%                                                --           --           --           --          --
1.40%                                              1.54         1.12         1.18         1.28        1.87
1.50%                                                --           --           --           --          --
1.55%                                                --           --           --           --          --
1.65%                                                --           --           --           --          --
1.70%                                                --           --           --           --          --

                                                   OPPEN       OPPEN        PUT VT       PUT VT      PUT VT
                                                  CAP APPR     HI INC      DIV INC,     DIV INC,   GRO & INC,
PRICE LEVEL                                          VA          VA         CL IA        CL IB       CL IA
                                              ---------------------------------------------------------------
1.00%                                               $--          $--          $--          $--         $--
1.10%                                                --           --           --           --          --
1.15%                                                --           --           --           --          --
1.25%                                                --           --           --           --          --
1.30%                                                --           --           --           --          --
1.35%                                                --           --           --           --          --
1.40%                                              1.37         1.31         1.37         1.40        1.38
1.50%                                                --           --           --           --          --
1.55%                                                --           --           --           --          --
1.65%                                                --           --           --           --          --
1.70%                                                --           --           --           --          --
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                            PUT VT        PUT VT       PUT VT        PUT VT        PUT VT
                                          GRO & INC,     HI YIELD,    HI YIELD,     NEW OPP,      VOYAGER,
PRICE LEVEL                                 CL IB         CL IA         CL IB        CL IA         CL IB
                                      -------------------------------------------------------------------------
1.00%                                       $1.54           $--           $--           $--           $--
1.10%                                        1.53            --            --            --            --
1.15%                                          --            --            --            --            --
1.25%                                        1.53            --            --            --            --
1.30%                                        1.52            --            --            --            --
1.35%                                        1.52            --            --            --            --
1.40%                                        1.19          1.25          1.35          1.16          1.10
1.50%                                          --            --            --            --            --
1.55%                                        1.51            --            --            --            --
1.65%                                        1.51            --            --            --            --
1.70%                                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------------

                                            RVS VP        RVS VP       RVS VP        RVS VP         RVS VP
PRICE LEVEL                                   BAL       CASH MGMT     DIV BOND      INTL OPP      LG CAP EQ
                                      -------------------------------------------------------------------------
1.00%                                         $--         $1.01         $1.05           $--           $--
1.10%                                          --          1.00          1.06            --            --
1.15%                                          --          1.01          1.01          1.19          1.08
1.25%                                          --          1.00          1.05            --            --
1.30%                                          --          1.00          1.05          1.19          1.08
1.35%                                          --          1.00          1.05          1.19          1.08
1.40%                                        1.16          1.07          1.20          1.10          1.06
1.50%                                          --          1.01          1.01          1.19          1.08
1.55%                                          --          0.99          1.04          1.19          1.08
1.65%                                          --          0.99          1.04            --            --
1.70%                                          --          1.01          1.01          1.18          1.07
---------------------------------------------------------------------------------------------------------------

                                                                                      RVS VP        RVS VP
PRICE LEVEL                                                                          NEW DIM     STRATEGY AGGR
                                                                                 ------------------------------
1.00%                                                                                 $1.30           $--
1.10%                                                                                  1.29            --
1.15%                                                                                  1.02            --
1.25%                                                                                  1.29            --
1.30%                                                                                  1.29            --
1.35%                                                                                  1.28            --
1.40%                                                                                  1.06          0.82
1.50%                                                                                  1.01            --
1.55%                                                                                  1.28            --
1.65%                                                                                  1.27            --
1.70%                                                                                  1.01            --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  21
--------------------------------------------------------------------------------

The following is a summary of units outstanding at Dec. 31, 2005:

                                               AIM VI         AIM VI        AIM VI         AC VP          AC VP
                                              CORE EQ,      INTL GRO,     PREMIER EQ,    INC & GRO,        VAL,
PRICE LEVEL                                     SER I          SER I         SER I          CL I           CL I
                                         ---------------------------------------------------------------------------
1.00%                                              --             --             --             --            --
1.10%                                              --             --             --             --            --
1.15%                                              --             --             --             --            --
1.25%                                              --             --             --             --            --
1.30%                                              --             --             --             --            --
1.35%                                              --             --             --             --            --
1.40%                                         539,877        153,860        452,798        239,105       135,908
1.50%                                              --             --             --             --            --
1.55%                                              --             --             --             --            --
1.65%                                              --             --             --             --            --
1.70%                                              --             --             --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                         539,877        153,860        452,798        239,105       135,908
--------------------------------------------------------------------------------------------------------------------

                                           JANUS ASPEN     JANUS ASPEN       OPCAP          OPCAP         OPCAP
PRICE LEVEL                                  BAL, INST   WORLD GRO, INST      TEQ          MANAGED        SM CAP
                                         ---------------------------------------------------------------------------
1.00%                                              --             --             --             --            --
1.10%                                              --             --             --             --            --
1.15%                                              --             --             --             --            --
1.25%                                              --             --             --             --            --
1.30%                                              --             --             --             --            --
1.35%                                              --             --             --             --            --
1.40%                                       2,070,527        468,153        110,356        613,520       110,548
1.50%                                              --             --             --             --            --
1.55%                                              --             --             --             --            --
1.65%                                              --             --             --             --            --
1.70%                                              --             --             --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                       2,070,527        468,153        110,356        613,520       110,548
--------------------------------------------------------------------------------------------------------------------

                                                OPPEN          OPPEN        PUT VT         PUT VT         PUT VT
                                              CAP APPR        HI INC       DIV INC,       DIV INC,      GRO & INC,
PRICE LEVEL                                      VA             VA          CL IA          CL IB          CL IA
                                         ---------------------------------------------------------------------------
1.00%                                              --             --             --             --            --
1.10%                                              --             --             --             --            --
1.15%                                              --             --             --             --            --
1.25%                                              --             --             --             --            --
1.30%                                              --             --             --             --            --
1.35%                                              --             --             --             --            --
1.40%                                         523,924        246,725        117,428        358,206       349,525
1.50%                                              --             --             --             --            --
1.55%                                              --             --             --             --            --
1.65%                                              --             --             --             --            --
1.70%                                              --             --             --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                         523,924        246,725        117,428        358,206       349,525
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                              PUT VT          PUT VT       PUT VT         PUT VT           PUT VT
                                            GRO & INC,      HI YIELD,     HI YIELD,       NEW OPP,        VOYAGER,
PRICE LEVEL                                    CL IB          CL IA         CL IB          CL IA           CL IB
                                        --------------------------------------------------------------------------------
1.00%                                          11,067             --             --             --              --
1.10%                                          20,391             --             --             --              --
1.15%                                              --             --             --             --              --
1.25%                                          21,555             --             --             --              --
1.30%                                              --             --             --             --              --
1.35%                                          17,074             --             --             --              --
1.40%                                         997,360        169,770        186,731        123,283         760,197
1.50%                                              --             --             --             --              --
1.55%                                           2,367             --             --             --              --
1.65%                                              --             --             --             --              --
1.70%                                              --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------
Total                                       1,069,814        169,770        186,731        123,283         760,197
------------------------------------------------------------------------------------------------------------------------

                                              RVS VP       RVS VP          RVS VP         RVS VP          RVS VP
PRICE LEVEL                                     BAL       CASH MGMT       DIV BOND       INTL OPP       LG CAP EQ
                                        --------------------------------------------------------------------------------
1.00%                                              --          1,420         65,164             --              --
1.10%                                              --         51,665        224,049             --              --
1.15%                                              --        105,002          9,994             --          86,697
1.25%                                              --             --         63,306             --              --
1.30%                                              --         19,430          1,289             --          57,454
1.35%                                              --        198,614        320,136             --         275,603
1.40%                                       1,169,645        379,434        548,342        136,819         327,273
1.50%                                              --          3,831             --             --         121,547
1.55%                                              --          1,499         14,626             --           8,139
1.65%                                              --        106,759         27,761             --              --
1.70%                                              --          4,414             --             --          15,338
------------------------------------------------------------------------------------------------------------------------
Total                                       1,169,645        872,068      1,274,667        136,819         892,051
------------------------------------------------------------------------------------------------------------------------

                                                                                           RVS VP          RVS VP
PRICE LEVEL                                                                               NEW DIM       STRATEGY AGGR
                                                                                       ---------------------------------
1.00%                                                                                           --              --
1.10%                                                                                           --              --
1.15%                                                                                           --              --
1.25%                                                                                           --              --
1.30%                                                                                           --              --
1.35%                                                                                           --              --
1.40%                                                                                      128,649         293,006
1.50%                                                                                           --              --
1.55%                                                                                           --              --
1.65%                                                                                        1,950              --
1.70%                                                                                           --              --
------------------------------------------------------------------------------------------------------------------------
Total                                                                                      130,599         293,006
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  23
--------------------------------------------------------------------------------

The following is a summary of net assets at Dec. 31, 2005:

                                             AIM VI            AIM VI            AIM VI             AC VP            AC VP
                                            CORE EQ,          INTL GRO,       PREMIER EQ,        INC & GRO,           VAL,
PRICE LEVEL                                  SER I              SER I            SER I              CL I              CL I
                                     -------------------------------------------------------------------------------------------
1.00%                                     $       --          $     --          $     --          $     --          $     --
1.10%                                             --                --                --                --                --
1.15%                                             --                --                --                --                --
1.25%                                             --                --                --                --                --
1.30%                                             --                --                --                --                --
1.35%                                             --                --                --                --                --
1.40%                                        600,263           201,005           448,906           284,399           219,265
1.50%                                             --                --                --                --                --
1.55%                                             --                --                --                --                --
1.65%                                             --                --                --                --                --
1.70%                                             --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $  600,263          $201,005          $448,906          $284,399          $219,265
--------------------------------------------------------------------------------------------------------------------------------

                                                           JANUS ASPEN
                                          JANUS ASPEN       WORLD GRO,           OPCAP             OPCAP             OPCAP
PRICE LEVEL                                BAL, INST           INST                EQ             MANAGED            SM CAP
                                     -------------------------------------------------------------------------------------------
1.00%                                     $       --          $     --          $     --          $     --          $     --
1.10%                                             --                --                --                --                --
1.15%                                             --                --                --                --                --
1.25%                                             --                --                --                --                --
1.30%                                             --                --                --                --                --
1.35%                                             --                --                --                --                --
1.40%                                      3,198,199           525,969           130,576           783,820           206,797
1.50%                                             --                --                --                --                --
1.55%                                             --                --                --                --                --
1.65%                                             --                --                --                --                --
1.70%                                             --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $3,198,199          $525,969          $130,576          $783,820          $206,797
--------------------------------------------------------------------------------------------------------------------------------

                                            OPPEN              OPPEN             PUT VT            PUT VT            PUT VT
                                           CAP APPR            HI INC           DIV INC,          DIV INC,         GRO & INC,
PRICE LEVEL                                   VA                 VA              CL IA             CL IB             CL IA
                                     -------------------------------------------------------------------------------------------
1.00%                                     $       --          $     --          $     --          $     --          $     --
1.10%                                             --                --                --                --                --
1.15%                                             --                --                --                --                --
1.25%                                             --                --                --                --                --
1.30%                                             --                --                --                --                --
1.35%                                             --                --                --                --                --
1.40%                                        719,132           322,452           160,425           500,338           482,399
1.50%                                             --                --                --                --                --
1.55%                                             --                --                --                --                --
1.65%                                             --                --                --                --                --
1.70%                                             --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $  719,132          $322,452          $160,425          $500,338          $482,399
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                 PUT VT           PUT VT           PUT VT           PUT VT         PUT VT
                               GRO & INC,        HI YIELD,        HI YIELD,        NEW OPP,        VOYAGER,
PRICE LEVEL                      CL IB            CL IA            CL IB            CL IA           CL IB
                              --------------------------------------------------------------------------------
1.00%                          $   17,014        $     --        $       --        $     --        $     --
1.10%                              31,264              --                --              --              --
1.15%                                  --              --                --              --              --
1.25%                              32,907              --                --              --              --
1.30%                                 106              --                --              --              --
1.35%                              25,993              --                --              --              --
1.40%                           1,185,355         212,270           252,370         142,927         837,878
1.50%                                  --              --                --              --              --
1.55%                               3,690              --                --              --              --
1.65%                                 106              --                --              --              --
1.70%                                  --              --                --              --              --
--------------------------------------------------------------------------------------------------------------
Total                          $1,296,435        $212,270        $  252,370        $142,927        $837,878
--------------------------------------------------------------------------------------------------------------

                                 RVS VP          RVS VP            RVS VP           RVS VP          RVS VP
PRICE LEVEL                        BAL         CASH MGMT          DIV BOND         INTL OPP       LG CAP EQ
                              --------------------------------------------------------------------------------
1.00%                          $       --        $  2,441        $   68,726        $     --        $     --
1.10%                                  --          51,889           236,765              --              --
1.15%                                  --         106,534            11,151             609           3,695
1.25%                                  --           2,020            66,300              --              --
1.30%                                  --          19,400             2,403             606           1,987
1.35%                                  --         198,053           334,649             592          97,180
1.40%                           1,361,594         406,189           656,064         150,498         348,013
1.50%                                  --           3,873             1,009              59         130,842
1.55%                                  --           1,481            15,221              59           8,755
1.65%                                  --         105,588            28,750              --              --
1.70%                                  --           5,459             1,006              59          16,473
--------------------------------------------------------------------------------------------------------------
Total                          $1,361,594        $902,927        $1,422,044        $150,854        $956,945
--------------------------------------------------------------------------------------------------------------

                                                                                    RVS VP          RVS VP
PRICE LEVEL                                                                        NEW DIM      STRATEGY AGGR
                                                                               -------------------------------
1.00%                                                                              $     65         $    --
1.10%                                                                                    64              --
1.15%                                                                                    77              --
1.25%                                                                                    64              --
1.30%                                                                                    64              --
1.35%                                                                                    64              --
1.40%                                                                               136,516         240,980
1.50%                                                                                    76              --
1.55%                                                                                    64              --
1.65%                                                                                 2,507              --
1.70%                                                                                    76              --
--------------------------------------------------------------------------------------------------------------
Total                                                                              $139,637        $240,980
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  25
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                                                NET
                               UNITS  ACCUMULATION UNIT VALUE  ASSETS    INVESTMENT         EXPENSE RATIO          TOTAL RETURN
                              (000s)      LOWEST TO HIGHEST    (000s)  INCOME RATIO(1)  LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                              ------------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2005                            540      $1.11   to   $1.11     $600        1.42%         1.40%  to  1.40%      3.85%   to    3.85%
2004                            627      $1.07   to   $1.07     $671        0.89%         1.40%  to  1.40%      7.45%   to    7.45%
2003                            775      $1.00   to   $1.00     $772        1.01%         1.40%  to  1.40%     23.46%   to   23.46%
2002                            866      $0.81   to   $0.81     $703        0.31%         1.40%  to  1.40%    (17.35%)  to  (17.35%)
2001                            932      $0.98   to   $0.98     $909        0.05%         1.40%  to  1.40%    (23.44%)  to  (23.44%)
------------------------------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER I
2005                            154      $1.31   to   $1.31     $201        0.58%         1.40%  to  1.40%     16.29%   to   16.29%
2004                            207      $1.12   to   $1.12     $232        0.62%         1.40%  to  1.40%     22.28%   to   22.28%
2003                            258      $0.92   to   $0.92     $237        0.57%         1.40%  to  1.40%     27.78%   to   27.78%
2002                            270      $0.72   to   $0.72     $195        0.50%         1.40%  to  1.40%    (17.24%)  to  (17.24%)
2001                            344      $0.87   to   $0.87     $299        0.33%         1.40%  to  1.40%    (24.35%)  to  (24.35%)
------------------------------------------------------------------------------------------------------------------------------------
AIM VI PREMIER EQ, SER I
2005                            453      $0.99   to   $0.99     $449        0.79%         1.40%  to  1.40%      4.19%   to    4.19%
2004                            556      $0.95   to   $0.95     $529        0.44%         1.40%  to  1.40%      4.30%   to    4.30%
2003                            671      $0.91   to   $0.91     $612        0.30%         1.40%  to  1.40%     22.97%   to   22.97%
2002                            703      $0.74   to   $0.74     $520        0.29%         1.40%  to  1.40%    (31.48%)  to  (31.48%)
2001                            889      $1.08   to   $1.08     $957        0.13%         1.40%  to  1.40%    (13.60%)  to  (13.60%)
------------------------------------------------------------------------------------------------------------------------------------
AC VP INC & GRO, CL I
2005                            239      $1.19   to   $1.19     $284        2.09%         1.40%  to  1.40%      3.18%   to    3.18%
2004                            256      $1.15   to   $1.15     $295        1.49%         1.40%  to  1.40%     11.42%   to   11.42%
2003                            318      $1.03   to   $1.03     $329        1.45%         1.40%  to  1.40%     27.16%   to   27.16%
2002                            389      $0.81   to   $0.81     $315        1.10%         1.40%  to  1.40%    (20.59%)  to  (20.59%)
2001                            403      $1.02   to   $1.02     $411        0.78%         1.40%  to  1.40%     (9.73%)  to   (9.73%)
------------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2005                            136      $1.61   to   $1.61     $219        0.90%         1.40%  to  1.40%      3.58%   to    3.58%
2004                            144      $1.56   to   $1.56     $225        1.04%         1.40%  to  1.40%     12.74%   to   12.74%
2003                            168      $1.38   to   $1.38     $232        1.13%         1.40%  to  1.40%     26.61%   to   26.61%
2002                            184      $1.09   to   $1.09     $200        0.89%         1.40%  to  1.40%    (13.49%)  to  (13.49%)
2001                            192      $1.26   to   $1.26     $242        1.14%         1.40%  to  1.40%     11.50%   to   11.50%
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN BAL, INST
2005                          2,071      $1.54   to   $1.54   $3,198        2.23%         1.40%  to  1.40%      6.45%   to    6.45%
2004                          2,464      $1.45   to   $1.45   $3,575        2.16%         1.40%  to  1.40%      7.02%   to    7.02%
2003                          2,892      $1.36   to   $1.36   $3,922        2.19%         1.40%  to  1.40%     12.40%   to   12.40%
2002                          3,214      $1.21   to   $1.21   $3,875        2.38%         1.40%  to  1.40%     (7.63%)  to   (7.63%)
2001                          3,536      $1.31   to   $1.31   $4,620        2.70%         1.40%  to  1.40%     (5.76%)  to   (5.76%)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLD GRO, INST
2005                            468      $1.12   to   $1.12     $526        1.37%         1.40%  to  1.40%      4.40%   to    4.40%
2004                            558      $1.07   to   $1.07     $600        1.00%         1.40%  to  1.40%      3.32%   to    3.32%
2003                            636      $1.04   to   $1.04     $662        1.11%         1.40%  to  1.40%     22.35%   to   22.35%
2002                            677      $0.85   to   $0.85     $576        0.87%         1.40%  to  1.40%    (26.72%)  to  (26.72%)
2001                            746      $1.16   to   $1.16     $864        0.50%         1.40%  to  1.40%    (23.18%)  to  (23.18%)
------------------------------------------------------------------------------------------------------------------------------------
OPCAP EQ
2005                            110      $1.18   to   $1.18     $131        0.43%         1.40%  to  1.40%      5.56%   to    5.56%
2004                            118      $1.12   to   $1.12     $132        1.02%         1.40%  to  1.40%     10.37%   to   10.37%
2003                            143      $1.02   to   $1.02     $146        1.32%         1.40%  to  1.40%     27.50%   to   27.50%
2002                            149      $0.80   to   $0.80     $120        0.90%         1.40%  to  1.40%    (22.33%)  to  (22.33%)
2001                            162      $1.03   to   $1.03     $168        0.69%         1.40%  to  1.40%     (8.85%)  to  (8.85%)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                                             NET
                           UNITS   ACCUMULATION UNIT VALUE  ASSETS    INVESTMENT         EXPENSE RATIO          TOTAL RETURN
                          (000s)      LOWEST TO HIGHEST     (000s)  INCOME RATIO(1)  LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
OPCAP MANAGED
2005                        614       $1.28  to   $1.28       $784        1.27%        1.40%  to   1.40%     3.82%    to    3.82%
2004                        736       $1.23  to   $1.23       $906        1.56%        1.40%  to   1.40%     9.23%    to    9.23%
2003                        941       $1.13  to   $1.13     $1,060        1.79%        1.40%  to   1.40%    20.21%    to   20.21%
2002                        989       $0.94  to   $0.94       $928        2.07%        1.40%  to   1.40%   (18.26%)   to  (18.26%)
2001                      1,278       $1.15  to   $1.15     $1,464        2.39%        1.40%  to   1.40%    (5.74%)   to   (5.74%)
------------------------------------------------------------------------------------------------------------------------------------
OPCAP SM CAP
2005                        111       $1.87  to   $1.87       $207          --         1.40%  to   1.40%    (1.33%)   to   (1.33%)
2004                        121       $1.90  to   $1.90       $229        0.05%        1.40%  to   1.40%    16.24%    to   16.24%
2003                        154       $1.63  to   $1.63       $252        0.05%        1.40%  to   1.40%    40.52%    to   40.52%
2002                        148       $1.16  to   $1.16       $171        0.08%        1.40%  to   1.40%   (22.67%)   to  (22.67%)
2001                        177       $1.50  to   $1.50       $266        0.78%        1.40%  to   1.40%     6.38%    to    6.38%
------------------------------------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA
2005                        524       $1.37  to   $1.37       $719        0.96%        1.40%  to   1.40%     3.64%    to    3.64%
2004                        586       $1.32  to   $1.32       $776        0.32%        1.40%  to   1.40%     5.45%    to    5.45%
2003                        633       $1.26  to   $1.26       $795        0.40%        1.40%  to   1.40%    29.90%    to   29.90%
2002                        657       $0.97  to   $0.97       $639        0.63%        1.40%  to   1.40%   (28.15%)   to  (28.15%)
2001                        742       $1.35  to   $1.35     $1,001        0.58%        1.40%  to   1.40%   (13.46%)   to  (13.46%)
------------------------------------------------------------------------------------------------------------------------------------
OPPEN HI INC VA
2005                        247       $1.31  to   $1.31       $322        6.88%        1.40%  to   1.40%     0.90%    to    0.90%
2004                        266       $1.30  to   $1.30       $345        6.20%        1.40%  to   1.40%     7.45%    to    7.45%
2003                        280       $1.21  to   $1.21       $337        7.37%        1.40%  to   1.40%    22.22%    to   22.22%
2002                        318       $0.99  to   $0.99       $314       11.47%        1.40%  to   1.40%    (2.94%)   to   (2.94%)
2001                        408       $1.02  to   $1.02       $418        9.84%        1.40%  to   1.40%     0.00%    to    0.00%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IA
2005                        117       $1.37  to   $1.37       $160        9.03%        1.40%  to   1.40%     1.85%    to    1.85%
2004                        240       $1.34  to   $1.34       $322        9.48%        1.40%  to   1.40%     8.06%    to    8.06%
2003                        290       $1.24  to   $1.24       $360        9.51%        1.40%  to   1.40%    18.10%    to   18.10%
2002                        372       $1.05  to   $1.05       $389        9.50%        1.40%  to   1.40%     5.00%    to    5.00%
2001                        472       $1.00  to   $1.00       $472        7.72%        1.40%  to   1.40%     2.04%    to    2.04%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IB
2005                        358       $1.40  to   $1.40       $500        7.29%        1.40%  to   1.40%     1.62%    to    1.62%
2004                        412       $1.37  to   $1.37       $566        9.36%        1.40%  to   1.40%     7.69%    to    7.69%
2003                        451       $1.28  to   $1.28       $576        9.24%        1.40%  to   1.40%    18.52%    to   18.52%
2002                        546       $1.08  to   $1.08       $588        9.20%        1.40%  to   1.40%     4.85%    to    4.85%
2001                        676       $1.03  to   $1.03       $698        6.95%        1.40%  to   1.40%     1.98%    to    1.98%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IA
2005                        350       $1.38  to   $1.38       $482        2.16%        1.40%  to   1.40%     4.04%    to    4.04%
2004                        558       $1.33  to   $1.33       $740        1.86%        1.40%  to   1.40%     9.82%    to    9.82%
2003                        731       $1.21  to   $1.21       $883        2.14%        1.40%  to   1.40%    26.04%    to   26.04%
2002                        878       $0.96  to   $0.96       $843        1.88%        1.40%  to   1.40%   (20.00%)   to  (20.00%)
2001                      1,284       $1.20  to   $1.20     $1,539        1.73%        1.40%  to   1.40%    (7.69%)   to   (7.69%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IB
2005                      1,070       $1.54  to   $1.51     $1,296        1.64%        1.00%  to   1.65%     4.18%    to    3.51%
2004                      1,332       $1.48  to   $1.46     $1,549        1.58%        1.00%  to   1.65%    10.01%    to    9.29%
2003                      1,521       $1.34  to   $1.33     $1,603        1.80%        1.00%  to   1.65%    34.00%(4) to   33.00%(4)
2002                      1,621       $0.83  to   $0.83     $1,350        1.60%        1.40%  to   1.40%   (20.19%)   to  (20.19%)
2001                      1,769       $1.04  to   $1.04     $1,844        1.58%        1.40%  to   1.40%    (7.96%)   to   (7.96%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IA
2005                        170       $1.25  to   $1.25       $212        9.99%        1.40%  to   1.40%     2.04%    to    2.04%
2004                        304       $1.23  to   $1.23       $373        8.43%        1.40%  to   1.40%     9.45%    to    9.45%
2003                        390       $1.12  to   $1.12       $437       10.99%        1.40%  to   1.40%    24.44%    to   24.44%
2002                        473       $0.90  to   $0.90       $423       14.03%        1.40%  to   1.40%    (1.10%)   to   (1.10%)
2001                        674       $0.91  to   $0.91       $615       14.07%        1.40%  to   1.40%     2.25%    to    2.25%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  27
--------------------------------------------------------------------------------

                                                            NET
                          UNITS  ACCUMULATION UNIT VALUE   ASSETS   INVESTMENT         EXPENSE RATIO           TOTAL RETURN
                         (000s)      LOWEST TO HIGHEST     (000s) INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                        ------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2005                       187      $1.35   to   $1.35      $252       8.21%        1.40%   to    1.40%     1.67%     to   1.67%
2004                       207      $1.33   to   $1.33      $275       8.35%        1.40%   to    1.40%     9.01%     to   9.01%
2003                       221      $1.22   to   $1.22      $270      10.82%        1.40%   to    1.40%    24.49%     to  24.49%
2002                       263      $0.98   to   $0.98      $257      13.18%        1.40%   to    1.40%    (2.00%)    to  (2.00%)
2001                       324      $1.00   to   $1.00      $323      13.47%        1.40%   to    1.40%     2.04%     to   2.04%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2005                       123      $1.16   to   $1.16      $143       0.44%        1.40%   to    1.40%     8.80%     to    8.80%
2004                       206      $1.07   to   $1.07      $219         --         1.40%   to    1.40%     9.03%     to    9.03%
2003                       261      $0.98   to   $0.98      $255         --         1.40%   to    1.40%    30.67%     to   30.67%
2002                       317      $0.75   to   $0.75      $237         --         1.40%   to    1.40%   (31.19%)    to  (31.19%)
2001                       513      $1.09   to   $1.09      $557         --         1.40%   to    1.40%   (30.57%)    to  (30.57%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT VOYAGER, CL IB
2005                       760      $1.10   to   $1.10      $838       0.68%        1.40%   to    1.40%     4.23%     to   4.23%
2004                       883      $1.06   to   $1.06      $933       0.26%        1.40%   to    1.40%     3.57%     to   3.57%
2003                       995      $1.02   to   $1.02    $1,016       0.39%        1.40%   to    1.40%    22.89%     to  22.89%
2002                     1,116      $0.83   to   $0.83      $926       0.67%        1.40%   to    1.40%   (27.19%)    to (27.19%)
2001                     1,324      $1.14   to   $1.14    $1,515         --         1.40%   to    1.40%   (24.00%)    to (24.00%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP BAL
2005                     1,170      $1.16   to   $1.16    $1,362       2.55%        1.40%   to    1.40%     2.48%     to   2.48%
2004                     1,724      $1.14   to   $1.14    $1,958       2.26%        1.40%   to    1.40%     8.07%     to   8.07%
2003                     2,090      $1.05   to   $1.05    $2,196       2.26%        1.40%   to    1.40%    17.98%     to  17.98%
2002                     2,318      $0.89   to   $0.89    $2,055       2.64%        1.40%   to    1.40%   (13.59%)    to (13.59%)
2001                     2,216      $1.03   to   $1.03    $2,287       2.49%        1.40%   to    1.40%   (11.97%)    to (11.97%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT
2005                       872      $1.01   to   $1.01      $903       2.66%        1.00%   to    1.70%     1.59%     to   0.88%
2004                       378      $0.99   to   $1.00      $383       0.99%        1.00%   to    1.70%    (0.28%)    to  (0.04%)(5)
2003                        53      $0.99   to   $0.99       $60       0.50%        1.00%   to    1.65%    (1.00%)(4) to  (1.00%)(4)
2002                        47      $1.07   to   $1.07       $51       1.16%        1.40%   to    1.40%    (0.93%)    to  (0.93%)
2001                        50      $1.08   to   $1.08       $54       3.41%        1.40%   to    1.40%     2.86%     to   2.86%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND
2005                     1,275      $1.05   to   $1.01    $1,422       3.71%        1.00%   to    1.70%     1.11%     to   0.42%
2004                     1,385      $1.04   to   $1.00    $1,546       3.84%        1.00%   to    1.70%     3.45%     to   0.40%(5)
2003                     1,012      $1.01   to   $1.00    $1,126       3.59%        1.00%   to    1.65%     1.00%(4)  to   0.00%(4)
2002                       794      $1.12   to   $1.12      $889       5.05%        1.40%   to    1.40%     3.70%     to   3.70%
2001                       943      $1.08   to   $1.08    $1,014       6.45%        1.40%   to    1.40%     6.93%     to   6.93%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP INTL OPP
2005                       137      $1.19   to   $1.18      $151       1.36%        1.15%   to    1.70%    12.57%     to  11.95%
2004                       182      $1.06   to   $1.06      $179       1.09%        1.15%   to    1.70%     6.05%(5)  to   5.98%(5)
2003                       222      $0.85   to   $0.85      $188       0.93%        1.40%   to    1.40%    26.87%     to  26.87%
2002                       231      $0.67   to   $0.67      $155       1.00%        1.40%   to    1.40%   (19.28%)    to (19.28%)
2001                       257      $0.83   to   $0.83      $214       1.24%        1.40%   to    1.40%   (29.66%)    to (29.66%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP LG CAP EQ
2005                       892      $1.08   to   $1.07      $957       1.16%        1.15%   to    1.70%     4.96%     to   4.39%
2004                       568      $1.03   to   $1.03      $578       0.89%        1.15%   to    1.70%     3.13%(5)  to   3.06%(5)
2003                       584      $0.97   to   $0.97      $568       0.63%        1.40%   to    1.40%    27.63%     to  27.63%
2002                       650      $0.76   to   $0.76      $496       0.51%        1.40%   to    1.40%   (23.23%)    to (23.23%)
2001                       963      $0.99   to   $0.99      $956       0.30%        1.40%   to    1.40%   (19.51%)    to (19.51%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP NEW DIM
2005                       131      $1.30   to   $1.01      $140       0.59%        1.00%   to    1.70%     0.29%     to  (0.40%)
2004                       141      $1.29   to   $1.01      $150       1.02%        1.00%   to    1.70%     2.25%     to   1.43%(5)
2003                       152      $1.26   to   $1.26      $159       0.67%        1.00%   to    1.65%    26.00%(4)  to  26.00%(4)
2002                       155      $0.85   to   $0.85      $132       0.51%        1.40%   to    1.40%   (22.73%)    to (22.73%)
2001                       151      $1.10   to   $1.10      $167       0.23%        1.40%   to    1.40%   (17.91%)    to (17.91%)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                                            NET
                          UNITS  ACCUMULATION UNIT VALUE   ASSETS   INVESTMENT         EXPENSE RATIO           TOTAL RETURN
                         (000s)      LOWEST TO HIGHEST     (000s) INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                        ------------------------------------------------------------------------------------------------------------
RVS VP STRATEGY AGGR
2005                     293        $0.82  to    $0.82      $241      0.08%         1.40%   to    1.40%     7.67%    to    7.67%
2004                     409        $0.76  to    $0.76      $313        --          1.40%   to    1.40%     7.88%    to    7.88%
2003                     476        $0.71  to    $0.71      $337        --          1.40%   to    1.40%    26.79%    to   26.79%
2002                     511        $0.56  to    $0.56      $285        --          1.40%   to    1.40%   (32.53%)   to  (32.53%)
2001                     626        $0.83  to    $0.83      $520      0.22%         1.40%   to    1.40%   (34.13%)   to  (34.13%)
------------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)   Operations commenced on March 17, 2003.

(5)   Operations commenced on Nov.15, 2004.


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  29
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                         2005     2004     2003      2002     2001
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES* (11/4/1998)
Accumulation unit value at beginning of period                             $1.07    $1.00    $0.81     $0.98    $1.28
Accumulation unit value at end of period                                   $1.11    $1.07    $1.00     $0.81    $0.98
Number of accumulation units outstanding at end of period (000 omitted)      540      627      775       866      932
*AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.
------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/4/1998)
Accumulation unit value at beginning of period                             $1.12    $0.92    $0.72     $0.87    $1.15
Accumulation unit value at end of period                                   $1.31    $1.12    $0.92     $0.72    $0.87
Number of accumulation units outstanding at end of period (000 omitted)      154      207      258       270      344
------------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (11/4/1998)
Accumulation unit value at beginning of period                             $0.95    $0.91    $0.74     $1.08    $1.25
Accumulation unit value at end of period                                   $0.99    $0.95    $0.91     $0.74    $1.08
Number of accumulation units outstanding at end of period (000 omitted)      453      556      671       703      889
------------------------------------------------------------------------------------------------------------------------
*AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (11/4/1998)
Accumulation unit value at beginning of period                             $1.15    $1.03    $0.81     $1.02    $1.13
Accumulation unit value at end of period                                   $1.19    $1.15    $1.03     $0.81    $1.02
Number of accumulation units outstanding at end of period (000 omitted)      239      256      318       389      403
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (11/4/1998)
Accumulation unit value at beginning of period                             $1.56    $1.38    $1.09     $1.26    $1.13
Accumulation unit value at end of period                                   $1.61    $1.56    $1.38     $1.09    $1.26
Number of accumulation units outstanding at end of period (000 omitted)      136      144      168       184      192
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/4/1998)
Accumulation unit value at beginning of period                             $1.45    $1.36    $1.21     $1.31    $1.39
Accumulation unit value at end of period                                   $1.54    $1.45    $1.36     $1.21    $1.31
Number of accumulation units outstanding at end of period (000 omitted)    2,071    2,464    2,892     3,214    3,536
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (11/4/1998)
Accumulation unit value at beginning of period                             $1.07    $1.04    $0.85     $1.16    $1.51
Accumulation unit value at end of period                                   $1.12    $1.07    $1.04     $0.85    $1.16
Number of accumulation units outstanding at end of period (000 omitted)      468      558      636       677      746
------------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO (11/4/1998)
Accumulation unit value at beginning of period                             $1.12    $1.02    $0.80     $1.03    $1.13
Accumulation unit value at end of period                                   $1.18    $1.12    $1.02     $0.80    $1.03
Number of accumulation units outstanding at end of period (000 omitted)      110      118      143       149      162
OPCAP MANAGED PORTFOLIO (10/27/1997)
Accumulation unit value at beginning of period                             $1.23    $1.13    $0.94     $1.15    $1.22
Accumulation unit value at end of period                                   $1.28    $1.23    $1.13     $0.94    $1.15
Number of accumulation units outstanding at end of period (000 omitted)      614      736      941       989    1,278
------------------------------------------------------------------------------------------------------------------------
OPCAP SMALL CAP PORTFOLIO (11/4/1998)
Accumulation unit value at beginning of period                             $1.90    $1.63    $1.16     $1.50    $1.41
Accumulation unit value at end of period                                   $1.87    $1.90    $1.63     $1.16    $1.50
Number of accumulation units outstanding at end of period (000 omitted)      111      121      154       148      177
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/4/1998)
Accumulation unit value at beginning of period                             $1.32    $1.26    $0.97     $1.35    $1.56
Accumulation unit value at end of period                                   $1.37    $1.32    $1.26     $0.97    $1.35
Number of accumulation units outstanding at end of period (000 omitted)      524      586      633       657      742
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (11/4/1998)
Accumulation unit value at beginning of period                             $1.30    $1.21    $0.99     $1.02    $1.02
Accumulation unit value at end of period                                   $1.31    $1.30    $1.21     $0.99    $1.02
Number of accumulation units outstanding at end of period (000 omitted)      247      266      280       318      408
------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                                                        2000     1999     1998   1997
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES* (11/4/1998)
Accumulation unit value at beginning of period                                            $1.52    $1.15    $1.00      --
Accumulation unit value at end of period                                                  $1.28    $1.52    $1.15      --
Number of accumulation units outstanding at end of period (000 omitted)                     724      381        6      --
*AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/4/1998)
Accumulation unit value at beginning of period                                            $1.59    $1.04    $1.00      --
Accumulation unit value at end of period                                                  $1.15    $1.59    $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                     266      230        4      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (11/4/1998)
Accumulation unit value at beginning of period                                            $1.48    $1.16    $1.00      --
Accumulation unit value at end of period                                                  $1.25    $1.48    $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)                     761      482        8      --
--------------------------------------------------------------------------------------------------------------------------
*AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (11/4/1998)
Accumulation unit value at beginning of period                                            $1.28    $1.10    $1.00      --
Accumulation unit value at end of period                                                  $1.13    $1.28    $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                     278      180        8      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (11/4/1998)
Accumulation unit value at beginning of period                                            $0.97    $1.00    $1.00      --
Accumulation unit value at end of period                                                  $1.13    $0.97    $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)                     199      116        3      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/4/1998)
Accumulation unit value at beginning of period                                            $1.44    $1.15    $1.00      --
Accumulation unit value at end of period                                                  $1.39    $1.44    $1.15      --
Number of accumulation units outstanding at end of period (000 omitted)                   3,145    1,783       37      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (11/4/1998)
Accumulation unit value at beginning of period                                            $1.82    $1.12    $1.00      --
Accumulation unit value at end of period                                                  $1.51    $1.82    $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                     648      280       11      --
--------------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO (11/4/1998)
Accumulation unit value at beginning of period                                            $1.04    $1.03    $1.00      --
Accumulation unit value at end of period                                                  $1.13    $1.04    $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                     164      101        3      --
OPCAP MANAGED PORTFOLIO (10/27/1997)
Accumulation unit value at beginning of period                                            $1.13    $1.09    $1.03   $1.00
Accumulation unit value at end of period                                                  $1.22    $1.13    $1.09   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   1,378    1,293    1,274      --
--------------------------------------------------------------------------------------------------------------------------
OPCAP SMALL CAP PORTFOLIO (11/4/1998)
Accumulation unit value at beginning of period                                            $0.99    $1.02    $1.00      --
Accumulation unit value at end of period                                                  $1.41    $0.99    $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)                     187      125        8      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/4/1998)
Accumulation unit value at beginning of period                                            $1.59    $1.14    $1.00      --
Accumulation unit value at end of period                                                  $1.56    $1.59    $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                     507      329       12      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (11/4/1998)
Accumulation unit value at beginning of period                                            $1.07    $1.04    $1.00      --
Accumulation unit value at end of period                                                  $1.02    $1.07    $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                     344      253        6      --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                         2005     2004     2003      2002    2001
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                             $1.34    $1.24    $1.05     $1.00   $0.98
Accumulation unit value at end of period                                   $1.37    $1.34    $1.24     $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      117      240      290       372     472
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                             $1.37    $1.28    $1.08     $1.03   $1.01
Accumulation unit value at end of period                                   $1.40    $1.37    $1.28     $1.08   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      358      412      451       546     676
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                             $1.33    $1.21    $0.96     $1.20   $1.30
Accumulation unit value at end of period                                   $1.38    $1.33    $1.21     $0.96   $1.20
Number of accumulation units outstanding at end of period (000 omitted)      350      558      731       878   1,284
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                             $1.15    $1.05    $0.83     $1.04   $1.13
Accumulation unit value at end of period                                   $1.19    $1.15    $1.05     $0.83   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      997    1,260    1,479     1,621   1,769
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                             $1.23    $1.12    $0.90     $0.91   $0.89
Accumulation unit value at end of period                                   $1.25    $1.23    $1.12     $0.90   $0.91
Number of accumulation units outstanding at end of period (000 omitted)      170      304      390       473     674
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                             $1.33    $1.22    $0.98     $1.00   $0.98
Accumulation unit value at end of period                                   $1.35    $1.33    $1.22     $0.98   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      187      207      221       263     324
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                             $1.07    $0.98    $0.75     $1.09   $1.57
Accumulation unit value at end of period                                   $1.16    $1.07    $0.98     $0.75   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      123      206      261       317     513
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                             $1.06    $1.02    $0.83     $1.14   $1.50
Accumulation unit value at end of period                                   $1.10    $1.06    $1.02     $0.83   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      760      883      995     1,116   1,324
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                             $1.14    $1.05    $0.89     $1.03   $1.17
Accumulation unit value at end of period                                   $1.16    $1.14    $1.05     $0.89   $1.03
Number of accumulation units outstanding at end of period (000 omitted)    1,170    1,724    2,090     2,318   2,216
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.06    $1.06    $1.07     $1.08   $1.05
Accumulation unit value at end of period                                   $1.07    $1.06    $1.06     $1.07   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      379       45       41        47      50
*The 7-day simple and compound yields for RiverSource(SM) Variable Portfolio -
Cash Management Fund at Dec. 31, 2005 were 2.15% and 2.17%, respectively.
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                             $1.19    $1.15    $1.12     $1.08   $1.01
Accumulation unit value at end of period                                   $1.20    $1.19    $1.15     $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      548      664      701       794     943
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                             $0.98    $0.85    $0.67     $0.83   $1.18
Accumulation unit value at end of period                                   $1.10    $0.98    $0.85     $0.67   $0.83
Number of accumulation units outstanding at end of period (000 omitted)      137      182      222       231     257
---------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                                             2000     1999     1998       1997
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                                 $0.99    $0.99    $1.01      $1.00
Accumulation unit value at end of period                                       $0.98    $0.99    $0.99      $1.01
Number of accumulation units outstanding at end of period (000 omitted)          546      605      662         --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                                 $1.03    $1.02    $1.00         --
Accumulation unit value at end of period                                       $1.01    $1.03    $1.02         --
Number of accumulation units outstanding at end of period (000 omitted)          553      428       14         --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                                 $1.21    $1.21    $1.07      $1.00
Accumulation unit value at end of period                                       $1.30    $1.21    $1.21      $1.07
Number of accumulation units outstanding at end of period (000 omitted)        1,528    1,585    1,538         --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                                 $1.06    $1.06    $1.00         --
Accumulation unit value at end of period                                       $1.13    $1.06    $1.06         --
Number of accumulation units outstanding at end of period (000 omitted)        1,720      866       17         --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                                 $0.99    $0.94    $1.02      $1.00
Accumulation unit value at end of period                                       $0.89    $0.99    $0.94      $1.02
Number of accumulation units outstanding at end of period (000 omitted)          770      859    1,150         --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                                 $1.08    $1.04    $1.00         --
Accumulation unit value at end of period                                       $0.98    $1.08    $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)          305      235       14         --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period                                 $2.16    $1.29    $1.05      $1.00
Accumulation unit value at end of period                                       $1.57    $2.16    $1.29      $1.05
Number of accumulation units outstanding at end of period (000 omitted)          516      471      411         --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period                                 $1.82    $1.17    $1.00         --
Accumulation unit value at end of period                                       $1.50    $1.82    $1.17         --
Number of accumulation units outstanding at end of period (000 omitted)        1,073      538       14         --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                 $1.22    $1.07    $0.97      $1.00
Accumulation unit value at end of period                                       $1.17    $1.22    $1.07      $0.97
Number of accumulation units outstanding at end of period (000 omitted)        2,219    1,962    1,650         --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                 $1.01    $1.01    $1.00      $1.00
Accumulation unit value at end of period                                       $1.05    $1.01    $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)           59       --       13         --
*The 7-day simple and compound yields for RiverSource(SM) Variable Portfolio -
Cash Management Fund at Dec. 31, 2005 were 2.15% and 2.17%, respectively.
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                 $0.97    $0.97    $0.97      $1.00
Accumulation unit value at end of period                                       $1.01    $0.97    $0.97      $0.97
Number of accumulation units outstanding at end of period (000 omitted)        1,016      898      566         --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                 $1.60    $1.11    $0.97      $1.00
Accumulation unit value at end of period                                       $1.18    $1.60    $1.11      $0.97
Number of accumulation units outstanding at end of period (000 omitted)          192      143       56         --
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT  31
--------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                         2005     2004     2003      2002     2001
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                             $1.02    $0.97    $0.76     $0.99    $1.23
Accumulation unit value at end of period                                   $1.06    $1.02    $0.97     $0.76    $0.99
Number of accumulation units outstanding at end of period (000 omitted)      327      497      584       650      963
*RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio -
Large Cap Equity Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/4/1998)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $1.06    $1.04    $0.85     $1.10    $1.34
Accumulation unit value at end of period                                   $1.06    $1.06    $1.04     $0.85    $1.10
Number of accumulation units outstanding at end of period (000 omitted)      129      139      150       155      151
*RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio -
Large Cap Equity Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                             $0.76    $0.71    $0.56     $0.83    $1.26
Accumulation unit value at end of period                                   $0.82    $0.76    $0.71     $0.56    $0.83
Number of accumulation units outstanding at end of period (000 omitted)      293      409      476       511      626
*RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio -
Mid Cap Growth Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                                               2000   1999     1998       1997
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                   $1.51  $1.24    $1.01      $1.00
Accumulation unit value at end of period                                         $1.23  $1.51    $1.24      $1.01
Number of accumulation units outstanding at end of period (000 omitted)            970    861      753         --
*RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio -
Large Cap Equity Fund on March 17, 2006.
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/4/1998)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   $1.50  $1.15    $1.00         --
Accumulation unit value at end of period                                         $1.34  $1.50    $1.15         --
Number of accumulation units outstanding at end of period (000 omitted)            119     88        4         --
*RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio -
Large Cap Equity Fund on March 17, 2006.
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                   $1.57  $0.93    $0.92      $1.00
Accumulation unit value at end of period                                         $1.26  $1.57    $0.93      $0.92
Number of accumulation units outstanding at end of period (000 omitted)            438    427      269         --
*RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio -
Mid Cap Growth Fund on March 17, 2006.
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
32  ACL PERSONAL PORTFOLIO PLUS2/ACL PERSONAL PORTFOLIO -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying Balance Sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of American Centurion Life Assurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2004 American Centurion Life Assurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

                                                      /s/ Ernst & Young LLP
                                                      ---------------------
                                                          Ernst & Young LLP

Minneapolis, Minnesota
February 27, 2006

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                          2005           2004
ASSETS

Investments:

Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $536,780; 2004, $542,451)               $ 535,038       $558,381
   Preferred stocks, at fair value (cost: 2005, $0; 2004, $1,000)                                        --          1,041
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $920)         75,885         71,283
Trading securities and other investments                                                                 36             76
--------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             610,959        630,781

Cash and cash equivalents                                                                            14,512          5,808
Reinsurance recoverables                                                                              1,790          2,220
Amounts due from brokers                                                                                  5              8
Accrued investment income                                                                             6,640          6,729
Deferred policy acquisition costs                                                                    19,985         18,342
Deferred sales inducement costs                                                                       1,992          2,195
Deferred income tax assets, net                                                                         585             --
Other assets                                                                                          1,969            254
Separate account assets                                                                              73,790         55,034
--------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                $ 732,227       $721,371
==========================================================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                                $ 563,651       $565,676
   Variable annuity guarantees                                                                           63             98
   Traditional life insurance                                                                         1,482          1,691
   Deferred income tax liabilities, net                                                                  --            971
Other liabilities                                                                                       522          1,975
Separate account liabilities                                                                         73,790         55,034
--------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                           $ 639,508       $625,445
--------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $10 par value;
      100,000 shares authorized, issued and outstanding                                               1,000          1,000
   Additional paid-in capital                                                                        56,600         56,600
   Retained earnings                                                                                 36,135         29,098
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                                                       (1,016)         9,228
--------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                     92,719         95,926
--------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                        $ 732,227       $721,371
==========================================================================================================================

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                       2005            2004         2003
REVENUES

Net investment income                                     $34,476        $33,875       $29,915
Contractholder charges                                        670            663           489
Mortality and expense risk and other fees                   1,047            673           339
Traditional life insurance premiums                            --              1             1
Net realized gain (loss) on investments                     1,941            274          (369)
-----------------------------------------------------------------------------------------------
   Total revenues                                          38,134         35,486        30,375
===============================================================================================

BENEFITS AND EXPENSES

Interest credited to account values                        20,317         20,077        20,085
Amortization of deferred policy acquisition costs           3,035          3,215         2,420
Death and other benefits for investment contracts             586            439           (48)
Other operating expenses                                    2,624          2,221         2,300
-----------------------------------------------------------------------------------------------
   Total benefits and expenses                             26,562         25,952        24,757
-----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change   11,572          9,534         5,618
Income tax provision                                        4,535          3,291         1,902
-----------------------------------------------------------------------------------------------
Income before accounting change                             7,037          6,243         3,716
Cumulative effect of accounting change, net of tax             --            (23)           --
-----------------------------------------------------------------------------------------------
Net income                                                $ 7,037        $ 6,220       $ 3,716
===============================================================================================

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                      2005            2004            2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                             $   7,037       $   6,220       $   3,716
Adjustments to reconcile net income to net cash provided by
 operating activities:
   Cumulative effect of accounting change, net of tax benefit                                 --              23              --
   Amortization of deferred policy acquisition costs                                       3,035           3,215           2,420
   Amortization of deferred sales inducement costs                                           595             377             209
   Capitalization of deferred policy acquisition costs                                    (2,947)         (3,950)         (5,880)
   Capitalization of deferred sales inducement costs                                        (169)           (808)           (596)
   Amortization of premium, net                                                            1,322           1,869             677
   Deferred income taxes                                                                   3,960              29             875
   Policyholder and contractholder charges, non-cash                                          --              --             283
   Net realized (gain) loss on investments                                                (1,941)           (274)            369
   Net realized gain on trading securities                                                    (2)             (2)             (1)
Change in operating assets and liabilities:
   Trading securities, net                                                                    42             (58)            (15)
   Future policy benefits for traditional life insurance                                    (209)            112             (66)
   Reinsurance recoverables                                                                  430             (95)             63
   Accrued investment income                                                                  89            (770)         (1,118)
   Other assets and liabilities, net                                                      (3,192)            467            (479)
---------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                            8,050           6,355             457
---------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                                  87,781          25,987          38,080
   Maturities, sinking fund payments and calls                                            91,419          52,801          91,078
   Purchases                                                                            (171,910)       (132,250)       (213,462)
Other investments:
   Sales, maturities, sinking fund payments and calls                                      3,676           1,879           2,375
   Purchases                                                                              (8,278)        (10,543)        (16,605)
   Change in amounts due to and from brokers, net                                              3           2,137         (17,557)
---------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                                  2,691         (59,989)       (116,091)
---------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts:
   Considerations received                                                                35,687          72,612         114,369
   Interest credited to account values                                                    20,317          20,077          20,085
   Surrenders and other benefits                                                         (58,041)        (55,801)        (38,855)
Capital contributions                                                                         --              --          20,000
---------------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                                 (2,037)         36,888         115,599
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                       8,704         (16,746)            (35)
Cash and cash equivalents at beginning of year                                             5,808          22,554          22,589
---------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                               $  14,512       $   5,808       $  22,554
=================================================================================================================================

Supplemental disclosures:
   Income taxes paid                                                                   $   2,216       $   3,864       $     711
   Interest on borrowings                                                                     --              --               6

See accompanying Notes to Financial Statements

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                                            ADDITIONAL             ACCUMULATED OTHER
                                                                               CAPITAL       PAID-IN      RETAINED   COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)         TOTAL           STOCK        CAPITAL      EARNINGS    INCOME/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2002                                  $ 69,302       $  1,000       $36,600      $19,162      $ 12,540
Comprehensive income:
   Net income                                                     3,716                                     3,716
   Change in unrealized holding losses on securities, net        (2,073)                                                 (2,073)
                                                               ---------
   Total comprehensive income                                     1,643
Cash contribution from parent                                    20,000                       20,000
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                    90,945          1,000        56,600       22,878        10,467
Comprehensive income:
   Net income                                                     6,220                                     6,220
   Change in unrealized holding gains on securities, net         (1,239)                                                 (1,239)
                                                               ---------
   Total comprehensive income                                     4,981
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                    95,926          1,000        56,600       29,098         9,228
Comprehensive loss:
   Net income                                                     7,037                                                   7,037
   Change in unrealized holding losses on securities, net       (10,244)                                                (10,244)
                                                               ---------
   Total comprehensive loss                                      (3,207)
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                  $ 92,719       $  1,000       $56,600      $36,135      $ (1,016)
====================================================================================================================================

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, Alabama and Delaware. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). American Centurion Life issues fixed and variable annuity contracts primarily through financial institutions and independent broker-dealers. American Centurion Life also markets annuity products directly, generally to persons holding an American Express(R) Card.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees.

American Centurion Life's principal products are deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Centurion Life's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, American Centurion Life has the option of paying a higher rate set at its discretion.

Under American Centurion Life's variable annuity products described above, the purchaser may choose among investment options that include American Centurion Life's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance, as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Centurion Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Centurion Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

American Centurion Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. For annuity products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Centurion Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality levels, and contractholder behavior over periods extending well into the future. Projection periods used for American Centurion Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual contractholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balances and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balances and an increase in DAC amortization expenses while a decrease in amortization percentage will result in an increase in DAC balances and a decrease in DAC amortization expenses. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Centurion Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels and guaranteed minimum death benefit (GMDB) fees from the related accounts. In addition, American Centurion Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity products, which vary based on the level of variable assets.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

American Centurion Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Centurion Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Centurion Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Centurion Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Centurion Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up
(GGU) benefits. In addition, American Centurion Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit
(GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB and GMAB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 6.9% at December 31, 2005, depending on year of issue, with an average rate of approximately 5.4%.

REVENUES AND EXPENSES

American Centurion Life's principal sources of revenue include net investment income, contractholder charges and mortality and expense risk and other fees.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder Charges

Contractholder charges include administrative and surrender charges on annuities and are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk and administration fees, which are generated directly and indirectly from American Centurion Life's separate account assets. American Centurion Life's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Income Taxes

American Centurion Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. American Centurion Life's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. American Centurion Life provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. American Centurion Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on American Centurion Life's results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. American Centurion Life is currently evaluating the impact of SOP 05-1 on American Centurion Life's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. American Centurion Life does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Centurion Life's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $23 thousand ($36 thousand pretax). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $60 thousand as compared to amounts expensed in 2003 and 2002 of $34 thousand and $22 thousand, respectively. American Centurion Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Centurion Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 included secured loan trusts (SLTs) for which American Centurion Life has a 1.2% ownership interest in each of two SLT structures (which were sold in 2005). The SLTs provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, American Centurion Life was not required to consolidate the SLTs as it was not the primary beneficiary. As of December 31, 2004, American Centurion Life's pro rata interest in the underlying portfolio consisted of $12.4 million in high-yield loans, which have a market value of $12.5 million.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

-------------------------------------------------------------------------------------------------------------
                                                                          GROSS          GROSS
                                                        AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                COST           GAINS         LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                             $264,003        $ 4,492       $(3,581)      $264,914
   Mortgage and other asset-backed securities             196,738          1,215        (3,106)       194,847
   Foreign corporate bonds and obligations                 54,675            692          (937)        54,430
   U.S. Government and agencies obligations                20,364             --          (466)        19,898
   State and municipal obligations                          1,000             --           (51)           949
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                    536,780          6,399        (8,141)       535,038
-------------------------------------------------------------------------------------------------------------
   Total                                                 $536,780        $ 6,399       $(8,141)      $535,038
-------------------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

-------------------------------------------------------------------------------------------------------------
                                                                          GROSS          GROSS
                                                        AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                COST           GAINS         LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                             $255,507        $11,773       $  (541)      $266,739
   Mortgage and other asset-backed securities             201,972          3,940          (682)       205,230
   Foreign corporate bonds and obligations                 46,752          1,883          (221)        48,414
   U.S. Government and agencies obligations                22,008             72           (80)        22,000
   State and municipal obligations                          1,000             --           (36)           964
   Structured investments(a)                               15,212             --          (178)        15,034
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                    542,451         17,668        (1,738)       558,381
Preferred stocks                                            1,000             41            --          1,041
-------------------------------------------------------------------------------------------------------------
   Total                                                 $543,451        $17,709       $(1,738)      $559,422
-------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated collateralized debt obligations and SLTs.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

At both December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 88% of American Centurion Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $4.0 million and $7.5 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P's. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

Rating                                                                   2005         2004
-------------------------------------------------------------------------------------------
AAA                                                                        41%          42%
AA                                                                          6            3
A                                                                          19           18
BBB                                                                        26           29
Below investment grade                                                      8            8
-------------------------------------------------------------------------------------------
   Total                                                                 100%         100%
-------------------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 38% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                      LESS THAN 12 MONTHS          12 MONTHS OR MORE              TOTAL
-----------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES        VALUE         LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $116,639      $(2,654)      $20,580      $  (927)      $137,219      $(3,581)
Mortgage and other asset-backed securities        89,000       (1,404)       45,293       (1,702)       134,293       (3,106)
Foreign corporate bonds and obligations           18,889         (573)        8,357         (364)        27,246         (937)
U.S. Government and agencies obligations          19,898         (466)           --           --         19,898         (466)
State and municipal obligations                      949          (51)           --           --            949          (51)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                        $245,375      $(5,148)      $74,230      $(2,993)      $319,605      $(8,141)
-----------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                      LESS THAN 12 MONTHS          12 MONTHS OR MORE              TOTAL
-----------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES        VALUE         LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $ 33,453      $  (266)      $ 9,232      $(275)      $ 42,685      $  (541)
Mortgage and other asset-backed securities        67,901         (682)           --         --         67,901         (682)
Foreign corporate bonds                            9,525          (80)        6,451       (141)        15,976         (221)
U.S. Government and agencies obligations           9,887          (80)           --         --          9,887          (80)
State and municipal obligations                       --           --           964        (36)           964          (36)
Structured investments                                --           --        11,642       (178)        11,642         (178)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                        $120,766      $(1,108)      $28,289      $(630)      $149,055      $(1,738)
-----------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Centurion Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
 NUMBER OF SECURITIES)

                        LESS THAN 12 MONTHS                       12 MONTHS OR MORE                            TOTAL
------------------------------------------------------------------------------------------------------------------------------------
RATIO OF                                      GROSS                                  GROSS                                  GROSS
FAIR VALUE TO    NUMBER OF                 UNREALIZED   NUMBER OF                 UNREALIZED     NUMBER OF                UNREALIZED
AMORTIZED COST  SECURITIES    FAIR VALUE     LOSSES     SECURITIES   FAIR VALUE     LOSSES      SECURITIES   FAIR VALUE     LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%          183          $236          $(4)         39           $54         $(2)          222          $290          $(6)
90% - 95%            22             7           (1)         11            20          (1)           33            27           (2)
80% - 90%             5             2           --           1            --          --             6             2           --
------------------------------------------------------------------------------------------------------------------------------------
   Total            210          $245          $(5)         51           $74         $(3)          261          $319          $(8)
------------------------------------------------------------------------------------------------------------------------------------

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $449 thousand. The securities related to this issuer have a fair value to amortized cost ratio of 90%-95% and have been in an unrealized loss position for 12 months or more.

American Centurion Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Centurion Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, American Centurion Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, American Centurion Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC and DSIC to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income
(loss), net of tax:

(THOUSANDS)                                                                                2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------
Holding losses, net of tax of $5,520, $453, and $1,107, respectively                    $(10,252)      $  (841)      $(2,057)
Reclassification of realized gains, net of tax of $680, $96, and $95, respectively        (1,262)         (178)         (176)
DAC, net of tax of $606, $48 and $85, respectively                                         1,125           (89)          160
DSIC, net of tax of $78, $70, and $0, respectively                                           145          (131)           --
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                        $(10,244)      $(1,239)      $(2,073)
-----------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                                         AMORTIZED      FAIR
(THOUSANDS)                                                                COST         VALUE
----------------------------------------------------------------------------------------------
Due within 1 year                                                       $ 15,151      $ 15,327
Due after 1 through 5 years                                               96,096        97,239
Due after 5 through 10 years                                             205,609       204,684
Due after 10 years                                                        23,186        22,941
----------------------------------------------------------------------------------------------
                                                                         340,042       340,191
Mortgage and other asset-backed securities                               196,738       194,847
----------------------------------------------------------------------------------------------
Total                                                                   $536,780      $535,038
----------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004          2003
----------------------------------------------------------------------------------------------
Sales                                                    $ 87,781       $ 25,987      $ 38,080
Maturities, sinking fund payments and calls              $ 91,419       $ 52,801      $ 91,078
Purchases                                                $171,910       $132,250      $213,462
----------------------------------------------------------------------------------------------

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                                2005            2004          2003
-----------------------------------------------------------------------------------------------
Gross realized gains from sales                            $2,474          $ 474       $ 2,817
Gross realized losses from sales                           $ (435)         $(200)      $(1,219)
Other-than-temporary impairments                           $  (98)         $  --       $(1,327)
-----------------------------------------------------------------------------------------------

The $1.3 million of other-than-temporary impairments in 2003 consisted of $0.4 million related to corporate debt securities and $0.9 million related to American Centurion Life's interests in a CDO securitization trust which was sold in 2005 as discussed below.

During the second quarter of 2005, American Centurion Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.0 million. The carrying value of this retained interest was $11.6 million at December 31, 2004, of which $8.6 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $1.0 million were on deposit with the State of New York as required by law.

MORTGAGE LOANS ON REAL ESTATE, NET

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                                                2005         2004
-----------------------------------------------------------------------------------------------
Mortgage loans on real estate                                            $76,805       $72,203
Less: allowance for loan losses                                             (920)         (920)
-----------------------------------------------------------------------------------------------
Net mortgage loans                                                       $75,885       $71,283
-----------------------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. American Centurion Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, American Centurion Life's recorded investment in impaired mortgage loans on real estate was nil. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was nil. American Centurion Life recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                  2005           2004          2003
-----------------------------------------------------------------------------------------------
Balance, beginning of year                                   $920           $920          $278
Provision for mortgage loan losses                             --             --           642
-----------------------------------------------------------------------------------------------
Balance, end of year                                         $920           $920          $920
-----------------------------------------------------------------------------------------------

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                      2005                               2004
-----------------------------------------------------------------------------------------------------
                                      ON BALANCE         FUNDING        ON BALANCE           FUNDING
REGION                                   SHEET         COMMITMENTS         SHEET          COMMITMENTS
-----------------------------------------------------------------------------------------------------
South Atlantic                       $    17,215       $        --      $    16,154       $        --
Mountain                                  15,566             1,700           15,937                --
Pacific                                   14,104                --           12,687                --
West North Central                         8,039                --            8,302                --
East North Central                         7,519                --            4,241                --
Middle Atlantic                            4,764                --            4,892                --
East South Central                         3,974                --            2,748                --
West South Central                         3,902                --            5,465                --
New England                                1,722                --            1,777                --
-----------------------------------------------------------------------------------------------------
                                          76,805             1,700           72,203                --
Less: allowance for loan losses             (920)               --             (920)               --
-----------------------------------------------------------------------------------------------------
       Total                         $    75,885       $     1,700      $    71,283       $        --
-----------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                      2005                               2004
-----------------------------------------------------------------------------------------------------
                                      ON BALANCE         FUNDING         ON BALANCE         FUNDING
PROPERTY TYPE                            SHEET         COMMITMENTS          SHEET         COMMITMENTS
-----------------------------------------------------------------------------------------------------
Industrial buildings                 $    24,496       $        --      $    19,821       $        --
Office buildings                          24,335                --           25,079                --
Department/retail stores                  19,361                --           18,180                --
Medical buildings                          3,460             1,700            2,398                --
Mixed use                                  2,671                --            4,175                --
Apartments                                 2,482                --            2,550                --
-----------------------------------------------------------------------------------------------------
                                          76,805             1,700           72,203                --
Less: allowance for loan losses             (920)               --             (920)               --
-----------------------------------------------------------------------------------------------------
       Total                         $    75,885       $     1,700      $    71,283       $        --
-----------------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                 2005              2004           2003
-----------------------------------------------------------------------------------------------------
Income on fixed maturities                               $29,098           $28,702        $25,649
Income on mortgage loans on real estate                    4,835             4,615          4,278
Trading securities and other investments                     956               726            358
-----------------------------------------------------------------------------------------------------
                                                          34,889            34,043         30,285
Less: investment expenses                                    413               168            370
-----------------------------------------------------------------------------------------------------
   Total                                                 $34,476           $33,875        $29,915
-----------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                 2005              2004           2003
-----------------------------------------------------------------------------------------------------
Fixed maturities                                          $1,941              $274         $ 271
Mortgage loans on real estate                                 --                --          (642)
Other investments                                             --                --             2
-----------------------------------------------------------------------------------------------------
   Total                                                  $1,941              $274         $(369)
-----------------------------------------------------------------------------------------------------

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                2005           2004           2003
--------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                               $ 18,342       $ 17,744       $ 14,039
Capitalization of acquisition costs                                                         2,947          3,950          5,880
Amortization, excluding impact of changes in assumptions                                   (3,335)        (3,215)        (2,720)
Amortization, impact of annual third quarter changes in DAC-related assumptions               300             --            300
Impact of changes in net unrealized securities losses (gains)                               1,731           (137)           245
--------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                     $ 19,985       $ 18,342       $ 17,744
--------------------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                           2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                         $ 2,195       $ 1,965       $ 1,578
Capitalization of sales inducements                                    169           808           596
Amortization                                                          (595)         (377)         (209)
Impact of changes in net unrealized securities losses (gains)          223          (201)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                               $ 1,992       $ 2,195       $ 1,965
--------------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GMIB. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by American Centurion Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Centurion Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

In determining the additional liabilities for variable annuity death benefits and GMIB, American Centurion Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Centurion Life has established additional liabilities for death benefits and GMIB as of December 31:

---------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GMIB BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                                  2005         2004
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium           Total Contract Value                     $23,563      $15,068
                                                              Contract Value in Separate Accounts      $15,960      $ 6,966
                                                              Net Amount at Risk*                      $   184      $   175
                                                              Weighted Average Attained Age                 61           61
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet            Total Contract Value                     $70,767      $66,312
                                                              Contract Value in Separate Accounts      $54,861      $48,018
                                                              Net Amount at Risk*                      $   848      $ 1,420
                                                              Weighted Average Attained Age                 62           61
---------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                                     Total Contract Value                     $ 3,682      $    --
                                                              Contract Value in Separate Accounts      $ 2,886      $    --
                                                              Net Amount at Risk*                      $   280      $    --
                                                              Weighted Average Attained Age                 73           --
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                           Total Contract Value                     $29,212      $23,785
                                                              Contract Value in Separate Accounts      $25,584      $20,002
                                                              Net Amount at Risk*                      $     8      $    --
                                                              Weighted Average Attained Age                 58           55
---------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

--------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                  GMDB & GGU
--------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005        Liability balance at January 1                        $ 98
                                            Reported claims                                       $ 11
                                            Liability balance at December 31                      $ 26
                                            Incurred claims (reported + change in liability)      $(61)
--------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

5. INCOME TAXES

American Centurion Life qualifies as a life insurance company for federal income tax purposes. As such, American Centurion Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes were:

(THOUSANDS)                                          2005          2004        2003
-------------------------------------------------------------------------------------
Federal income tax:
   Current                                         $  (193)      $2,949      $ 1,053
   Deferred                                          3,960           29          875
-------------------------------------------------------------------------------------
Total federal income taxes                           3,767        2,978        1,928
State income taxes-current                             768          313          (26)
-------------------------------------------------------------------------------------
Income tax provision before accounting change      $ 4,535       $3,291      $ 1,902
-------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                            2005              2004           2003
--------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                  35.0%             35.0%          35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                  (0.4)             (0.2)          (0.4)
   State income taxes, net of federal benefit                4.3               2.2           (0.3)
   Other, net                                                0.3              (2.5)          (0.5)
--------------------------------------------------------------------------------------------------
Income tax provision before accounting change               39.2%             34.5%          33.8%
--------------------------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of American Centurion Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                         2005         2004
---------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                 $4,062      $  4,276
   Other investments                                                2,175         5,460
   Deferred taxes related to net securities unrealized losses         547            --
   Other                                                               33           652
---------------------------------------------------------------------------------------
Total deferred income tax assets                                    6,817        10,388
---------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                4,971         4,845
   Deferred taxes related to net securities unrealized gains           --         4,969
   Other                                                            1,261         1,545
---------------------------------------------------------------------------------------
Total deferred income tax liabilities                               6,232        11,359
---------------------------------------------------------------------------------------
Deferred income tax assets (liabilities), net                      $  585      $   (971)
---------------------------------------------------------------------------------------

A portion of American Centurion Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, American Centurion Life had a policyholder's surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or American Centurion Life is liquidated. Deferred taxes of $0.4 million have not been established as distributions of the policyholder's surplus account balance are contemplated in 2006.

American Centurion Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in American Centurion Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. American Centurion Life has $5.1 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of American Centurion Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable American Centurion Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, American Centurion Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, American Centurion Life will also be required to file a separate short period tax return as part of an IDS Life life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income (loss) in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                 2005              2004           2003
--------------------------------------------------------------------------------------------------
Net unrealized securities losses                          $5,516              $667         $1,117
--------------------------------------------------------------------------------------------------
Net income tax benefit                                    $5,516              $667         $1,117
--------------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, who has the authority to disapprove and prevent payment thereof. American Centurion Life's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $56.1 million and $48.5 million as of December 31, 2005 and 2004, respectively. Dividends exceeding $5.6 million in 2006 would be subject to the pre-notification requirement.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                 2005              2004           2003
--------------------------------------------------------------------------------------------------
Statutory net income                                     $ 7,353           $ 7,768       $(11,745)
Statutory capital and surplus                             57,095            49,550         42,904

American Centurion Life is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $61.7 million and $53.4 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $12.7 million and $13.8 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

American Centurion Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. American Centurion Life's share of the total net periodic pension cost was $6 thousand in 2005, $4 thousand in 2004, and $5 thousand in 2003.

American Centurion Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $17 thousand, $13 thousand and $25 thousand, respectively.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $3.8 million, $2.6 million, and $3.0 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $1.1 million and $474 thousand, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

American Centurion Life has an agreement whereby it ceded 100% of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2005, 2004 and 2003, traditional life insurance in force aggregated $85.1 million, $97.2 million and $105.4 million, respectively, of which $85.0 million, $97.1 million and $105.3 million, was reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1.1 million, $1.2 million and $1.1 million and reinsurance recovered from reinsurers amounted to $307 thousand, $610 thousand and $920 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve American Centurion Life from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts. The fair value of the embedded options for GMWB and GMAB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments was $35 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Centurion Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                      2005                         2004
----------------------------------------------------------------------------------------------------------------
                                                             CARRYING         FAIR        CARRYING        FAIR
(THOUSANDS)                                                    VALUE          VALUE         VALUE         VALUE
----------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $ 14,512      $ 14,512      $  5,808      $  5,808
Available-for-Sale securities                                  535,038       535,038       559,422       559,422
Mortgage loans on real estate, net                              75,885        80,365        71,283        77,127
Trading securities                                                  36            36            76            76
Separate account assets                                         73,790        73,790        55,034        55,034

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $562,034      $551,818      $564,282      $551,784
Separate account liabilities                                    73,790        71,232        55,034        52,957
Derivative financial instruments                                   341           341           174           174
----------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.6 million and $1.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $14.1 million and $16.7 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $7.7 million and $5.6 million as of December 31, 2005 and 2004, respectively.

Derivative financial instruments are carried at fair value within other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, American Centurion Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Centurion Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Centurion Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Centurion Life's federal income tax returns and recently completed its audit of American Centurion Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of American Centurion Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Centurion Life's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                         2005            2004          2003
---------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                 $  7,037       $  6,220       $  3,716
Deferred policy acquisition costs                                       88           (687)        (3,618)
Adjustments of future policy benefit liabilities                    (1,373)          (236)       (11,953)
Deferred income tax expense                                          3,960          2,907            875
Interest maintenance reserves loss transfer and amortization        (1,483)          (535)        (1,306)
Deferred surrender charge                                            1,679            (37)           (68)
Other, net                                                          (2,555)           136            609
---------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                 $  7,353       $  7,768       $(11,745)
---------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                           2005           2004           2003
---------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements       $ 92,719       $ 95,926       $ 90,945
Deferred policy acquisition costs                                  (19,985)       (18,342)       (17,744)
Deferred sales inducements                                          (1,992)        (2,195)        (1,965)
Adjustments of future policy benefit liabilities                   (13,072)        (9,643)        (9,983)
Adjustments of reinsurance ceded reserves                           (1,790)        (2,220)        (2,125)
Deferred income tax liabilities                                       (196)         4,245          2,519
Asset valuation reserve                                             (4,653)        (3,888)        (2,762)
Net unrealized loss (gain) on investments                            2,663        (15,051)       (16,618)
Other, net                                                           3,401            718            637
---------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                               $ 57,095       $ 49,550       $ 42,904
---------------------------------------------------------------------------------------------------------

[Logo RiverSource(SM) Annuities]

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203
(800) 504-0469

45066 M (5/06)